As filed with the Securities and Exchange Commission on July 29, 2008

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

           Investment Company Act file numbers:033-00499 and 811-04417


                           California Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


          44 Montgomery St. Suite 2100, San Francisco, California 94104
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                Stephen C. Rogers
          44 Montgomery St. Suite 2100, San Francisco, California 94104
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

                                  (415)398-2727
--------------------------------------------------------------------------------
               Registrant's telephone number, including area code

Date of fiscal year end:  August 31

Date of reporting period: May 31, 2008

Item 1. Schedule of Investments

CALIFORNIA TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS, 05/31/08 (UNAUDITED)

SECURITY DESCRIPTION                                                         PAR VALUE         RATE        MATURITY       VALUE
LONG-TERM SECURITIES (95.09%)

BAY AREA TOLL AUTHORITY
San Francisco; Series F                                                    $     500,000      5.000%       4/1/2031  $     513,335

CALIFORNIA DEPARTMENT OF WATER RESOURCES
Water System Revenue Bonds, Central Valley J-1; Unrefunded                     1,695,000      7.000%      12/1/2011      1,931,266
Water System Revenue Bonds, Central Valley J-3; Prerefunded                       35,000      7.000%      12/1/2011         40,005
Water System Revenue Bonds, Central Valley J-3; Unrefunded                     2,035,000      7.000%      12/1/2011      2,318,659

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
Pomona College Refunding Revenue Bonds; Series 1999                            2,500,000      5.250%       1/1/2017      2,563,300
Revenue Bonds (Occidental College); Series 2005A                               3,165,000      5.000%      10/1/2030      3,244,853
Stanford University Revenue Bonds; Series P                                    3,000,000      5.250%      12/1/2013      3,324,480

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
John Muir Health: Series A                                                     3,000,000      5.000%      8/15/2036      2,924,490
UniHealth America; Certificates of Participation; 1993 Series A                2,160,000      5.500%      10/1/2014      2,380,817

CALIFORNIA, STATE OF
Economic Recovery Bonds; Series B                                              2,000,000      3.500%       7/1/2023      2,001,800
General Obligation Bonds                                                       2,000,000      5.000%       6/1/2033      2,003,500
General Obligation Bonds; 2005                                                 4,000,000      5.000%       5/1/2027      4,051,160
Variable Purpose                                                               2,000,000      5.000%       3/1/2028      2,021,620
Variable Purpose                                                               3,000,000      5.000%       4/1/2038      2,990,580

CASTAIC LAKE WATER AGENCY
Water System Improvement Projects; Series 1994A                                2,090,000      7.250%       8/1/2009      2,207,562

CONTRA COSTA WATER DISTRICT
Water Revenue Bonds; Series E                                                  1,715,000      6.250%      10/1/2012      1,838,892

CUCAMONGA COUNTY WATER DISTRICT
Water Facilities and Refinancing, 2001                                         1,080,000      5.000%       9/1/2016      1,115,262

EAST SIDE UNION HIGH SCHOOL DISTRICT
Santa Clara County; Ref-2012 Crossover                                         2,975,000      5.250%       9/1/2023      3,313,317

ELSINORE VALLEY MUNICIPAL WATER DISTRICT
Certificates of Participation                                                  1,000,000      6.000%       7/1/2012      1,048,440

FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Election 1999; Series C                                                        2,000,000      0.000%       8/1/2027        737,860

KERN HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds; 1996 Series A                              2,555,000      6.600%       8/1/2016      2,781,066
Series General Obligation Refunding Bonds; 2004 Series A                       2,890,000      5.000%       8/1/2026      3,004,473

LA QUINTA REDEVELOPMENT AGENCY
Redevelopment Project Area No.2; Series 1994                                   1,015,000      7.300%       9/1/2009      1,071,302

LOS ANGELES COMMUNITIES REDEVELOPMENT AGENCY
Bunker Hill Project; Series A                                                  4,000,000      5.000%      12/1/2027      4,113,960

LOS ANGELES CONVENTION & EXHIBIT CENTER AUTHORITY
Lease Revenue Bonds; 1993 Series A                                             2,500,000      6.000%      8/15/2010      2,688,600

LOS ANGELES, COUNTY OF
Certificates of Participation                                                  1,060,000      5.000%      12/1/2010      1,122,074

LOS ANGELES COUNTY TRANSPORTATION COMMISSION
Sales Tax Revenue Refunding Bonds, 1991; Series B                              2,865,000      6.500%       7/1/2010      2,993,925

LOS ANGELES UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1997 Series A                                        2,450,000      6.000%       7/1/2014      2,807,602

LOS ANGELES WASTEWATER SYSTEMS
Series A                                                                       2,000,000      5.000%       6/1/2028      2,020,180

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water System Revenue Bonds, 2005 Series A                                      2,000,000      5.000%       3/1/2016      2,189,260

M-S-R PUBLIC POWER AGENCY SAN JUAN PROJECT REVENUE
San Juan Project Refunding Revenue Bonds; Series F                             1,500,000      6.125%       7/1/2013      1,613,505

NOVATO UNIFIED SCHOOL DISTRICT
General Obligation bonds; Election 2001; Series 2005                           2,000,000      5.000%       8/1/2028      2,058,660

OAKLAND REDEVELOPMENT AGENCY
Central District Redevelopment Project; Series 1992                            2,000,000      5.500%       2/1/2014      2,135,380
Central District Redevelopment Project; Series 2005                            1,000,000      5.000%       9/1/2022      1,018,800

ROSEVILLE NATURAL GAS FINANCING AUTHORITY
Gas Revenue Bonds; Series 2007                                                 1,000,000      5.000%      2/15/2024        941,760

ROSEVILLE WOODCREEK WEST
Special Tax Refunding; Series 2005                                             1,000,000      5.000%       9/1/2030      1,004,750

SACRAMENTO CITY FINANCING AUTHORITY
Capital Improvement: Series A                                                  2,000,000      5.000%      12/1/2036      2,044,460

SADDLEBACK VALLEY UNIFIED SCHOOL DISTRICT PUBLIC FIN  AUTH.
Special Tax Revenue Bonds; 1996 Series A                                       1,575,000      6.000%       9/1/2016      1,852,184

SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT
Sales Tax Revenue Refunding Bonds; Series 1990                                 2,950,000      6.750%       7/1/2011      3,292,112

SAN MARINO UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1998 Series B                                        1,440,000      5.250%       7/1/2016      1,619,870

SANTA ANA UNIFIED SCHOOL DISTRICT
General Obligation Bonds; Series 2000                                          2,500,000      5.700%       8/1/2022      2,622,400

SANTA CLARA COUNTY FINANCING AUTHORITY
Lease Revenue Refunding Bonds; 1997 Series A                                   2,000,000      6.000%     11/15/2012      2,245,500
Lease Revenue Refunding Bonds; 1997 Series A                                   1,750,000      5.750%     11/15/2013      1,973,248

SANTA CLARA REDEVELOPMENT AGENCY
Bayshore North Project, 1992 Tax Allocation Refunding Bonds                    2,560,000      7.000%       7/1/2010      2,673,766

SANTA MARGARITA-DANA POINT AUTHORITY
Improvement District; 1994 Series A                                            1,045,000      7.250%       8/1/2010      1,148,810

SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
Election 2004; Capital Appreciation Bonds                                      2,500,000      0.000%       8/1/2029        775,750

SANTA MONICA - MALIBU UNIFIED SCHOOL DISTRICT
Election 2006; Series A                                                        2,000,000      5.000%       8/1/2032      2,050,140

SONOMA COUNTY JUNIOR COLLEGE DISTRICT
Election 2002; Series B                                                        1,000,000      5.000%       8/1/2027      1,036,490

SONOMA, COUNTY OF
Certificates of Participation; 2002 Series A                                   1,815,000      5.000%     11/15/2012      1,957,931

SOUTH COAST AIR QUALITY MANAGEMENT DISTRICT
Installment Sale Revenue Bonds; Series 1992                                    2,400,000      6.000%       8/1/2011      2,564,376

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Multiple Project Revenue Bonds; Series 1989                                    3,585,000      6.750%       7/1/2013      4,166,917

VAL VERDE UNIFIED SCHOOL DISTRICT
Refunding and School Construction Project; 2005 Series B                         635,000      5.000%       1/1/2024        701,980
School Construction Project; Unrefunded; 2005 Series B                         1,345,000      5.000%       1/1/2024      1,352,438

WEST VALLEY MISSION COMMUNITY COLLEGE DISTRICT
Election 2004; Series A                                                        2,000,000      5.000%       8/1/2030      2,066,220

WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
Election 2001; Capital Appreciation Bonds, Series B                            3,595,000      0.000%       9/1/2029      1,199,472

                                                                                                                     -------------
Total Long-Term Securities (Cost $110,710,559)                                                                         113,480,559
                                                                                                                     -------------

VARIABLE RATE DEMAND NOTES* (3.31%)

BAY AREA TOLL AUTHORITY
San Francisco Bay Area; Series B                                                 400,000      2.250%       6/5/2008        400,000

CALIFORNIA INFRASTRUCTURE AND ECONOMIC DEVELOPMENT BANK
The J. Paul Getty Trust                                                          400,000      1.400%       6/2/2008        400,000

CALIFORNIA, STATE OF
Economic Recovery Bonds; Series C-2                                              500,000      1.090%       6/2/2008        500,000
Economic Recovery Bonds; Series C-3                                              100,000      1.090%       6/2/2008        100,000
Series A-2                                                                       200,000      1.450%       6/2/2008        200,000
Series A-3                                                                       200,000      1.090%       6/2/2008        200,000
Kindergarten - University; Series A-5                                            100,000      1.450%       6/2/2008        100,000

IRVINE RANCH WATER DISTRICT
Nos. 105, 140, 240, & 250                                                        500,000      1.070%       6/2/2008        500,000

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Series B-2                                                                       345,000      1.400%       6/2/2008        345,000
Series C-2                                                                       700,000      1.400%       6/2/2008        700,000

WESTERN RIVERSIDE, COUNTY OF
Regional Wastewater Treatment                                                    500,000      1.250%       6/2/2008        500,000

                                                                                                                     -------------
Total Variable Rate Demand Notes (Cost $3,945,000)                                                                       3,945,000
                                                                                                                     -------------

Total Investments (Cost $114,655,559) (a) (98.40%)                                                                     117,425,559
Other Net Assets (1.60%)                                                                                                 1,912,480
                                                                                                                     -------------
Net Assets (100.00%)                                                                                                 $ 119,338,039
                                                                                                                     =============

(a) Aggregate cost for federal income tax purposes is $114,026,816.
At May 31, 2008, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation                                                                                              $   4,763,745
Unrealized depreciation                                                                                                 (1,365,002)
                                                                                                                     -------------
Net unrealized appreciation (depreciation)                                                                           $   3,398,743
                                                                                                                     =============

* Stated maturity reflects next reset date.

CALIFORNIA INSURED INTERMEDIATE FUND
PORTFOLIO OF INVESTMENTS, 05/31/08 (UNAUDITED)

SECURITY DESCRIPTION                                                         PAR VALUE        RATE       MATURITY      VALUE
LONG-TERM SECURITIES (90.97%)

ANAHEIM PUBLIC FINANCIAL AUTHORITY
Convention Center Project; Series A                                        $    500,000      5.250%      8/1/2013  $    536,315

BEVERLY HILLS PUBLIC FINANCIAL AUTHORITY
Lease Revenue Refunding; Series A                                               500,000      5.250%      6/1/2013       548,855

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
University of San Francisco Revenue Bonds; Series 1996                          500,000      5.600%     10/1/2010       535,710

CALIFORNIA STATE PUBLIC WORKS BOARD
CA State Prison - Lassen County; 2001 Series A                                  400,000      5.250%      6/1/2011       424,928
Lease Revenue Refunding Bonds; 2001 Series A                                    500,000      5.250%      6/1/2012       534,305

CASTAIC LAKE WATER AGENCY
Water System Improvement Projects; Series 1994A                                 300,000      7.250%      8/1/2009       316,875
Water System Improvement Projects; Series 2001A                                 500,000      6.000%      8/1/2012       540,060

CENTRAL VALLEY SCHOOL DISTRICTS FINANCING AUTHORITY
General Obligation Refi. Bonds; Series C                                        400,000      6.150%      2/1/2009       411,252

CHAFFEY UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; Series C                                              500,000      5.000%      5/1/2012       538,435

EASTERN MUNICIPAL WATER DISTRICT
Certificates of Participation; Series A                                         550,000      5.250%      7/1/2012       581,955

FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds 2005                                         500,000      5.500%      8/1/2012       547,330

FRESNO, CITY OF
Water System Revenue Refunding; Series A                                        500,000      6.000%      6/1/2011       535,145

IMPERIAL IRRIGATION DISTRICT
Certificates of Participation; 1997 Capital Projects                            530,000      5.200%     11/1/2009       540,892

LOS ANGELES DEPARTMENT OF WATER AND POWER
Power Project Revenue Bond; 2001 Series A                                       500,000      5.250%      7/1/2014       527,545

LOS ANGELES UNIFIED SCHOOL DISTRICT
Election of 2004; Series F                                                      500,000      5.000%      7/1/2010       525,140

LOS ANGELES, COUNTY OF
Pension Obligation Certificates; Series A                                       400,000      6.900%     6/30/2008       401,648

MONTEREY, COUNTY OF
Certificates of Participation                                                   600,000      5.250%      8/1/2014       647,862

NORTH ORANGE COUNTY COMMUNITY COLLEGE DISTRICT
2005 General Obligation Refunding Bonds                                         500,000      5.000%      8/1/2014       548,685
General Obligation Bonds; 2002 Series A                                         500,000      5.000%      8/1/2012       540,060

OAKLAND JOINT POWERS FINANCING AUTHORITY
Convention Centers; Series 2001                                                 500,000      5.500%     10/1/2012       531,705

ORANGE COUNTY LOCAL TRANSPORTATION AUTHORITY
Measure M Sales Tax Revenue 2nd Series, Series A                                325,000      5.000%     2/15/2009       332,150

SAN BERNARDINO, COUNTY OF
Certificates of Participation; Series 2002 A                                    500,000      5.000%      7/1/2015       535,190

SAN DIEGO PUBLIC FACILITIES FINANCING AUTHORITY
Sewer Revenue Refunding Bonds; Series A                                         500,000      5.100%     5/15/2010       503,390

SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION
Water Revenue Refunding Bonds; Series B                                         500,000      5.000%     11/1/2013       533,405

SANTA CLARA COUNTY FINANCING AUTHORITY
Water Revenue Refunding Bonds; Series B                                         400,000      5.500%     5/15/2010       423,444

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
San Juan Power Project 2002 Refunding; Series A                                 500,000      5.500%      1/1/2013       552,045

THE REGENTS OF THE UNIVERSITY OF CALIFORNIA
Multiple Purpose Projects; Series O                                             500,000      5.750%      9/1/2010       535,085

WALNUT, CITY OF
Public Financing Authority Tax Allocation                                       500,000      5.375%      9/1/2013       535,370

                                                                                                                   ------------
Total Long-Term Securities (Cost $14,054,116)                                                                        14,264,781
                                                                                                                   ------------

VARIABLE RATE DEMAND NOTES* (7.65%)

CALIFORNIA, STATE OF
Economic Recovery Bonds; Series C-2                                             500,000      1.090%      6/2/2008       500,000
Economic Recovery Bonds; Series C-3                                             100,000      1.090%      6/2/2008       100,000
Series A-2                                                                      100,000      1.450%      6/2/2008       100,000
Series A-3                                                                      400,000      1.090%      6/2/2008       400,000

IRVINE, CITY OF
Limited Obligation Improvement Bonds, Assessment District No. 93-14             100,000      1.070%      6/2/2008       100,000

                                                                                                                   ------------
Total Variable Rate Demand Notes (Cost $1,200,000)                                                                    1,200,000
                                                                                                                   ------------

Total Investments (Cost $15,254,116) (a) (98.62%)                                                                    15,464,781
Other Net Assets (1.38%)                                                                                                216,772
                                                                                                                   ------------
Net Assets (100.00%)                                                                                               $ 15,681,553
                                                                                                                   ============

(a) Aggregate cost for federal income tax purposes is $15,254,116.
At May 31, 2008, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation                                                                                            $    234,624
Unrealized depreciation                                                                                                 (23,959)
                                                                                                                   ------------
Net unrealized appreciation (depreciation)                                                                         $    210,665
                                                                                                                   ============

* Stated maturity reflects next reset date.

CALIFORNIA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS, 05/31/08 (UNAUDITED)

SECURITY DESCRIPTION                                                PAR VALUE       RATE      MATURITY       VALUE
COMMERCIAL PAPER (9.48%)

CONTRA COSTA COUNTY WATER
Certificates of Participation                                       2,000,000      1.500%      7/1/2008     2,000,000

RIVERSIDE COUNTY TEETER
Commercial Paper Notes                                              2,000,000      1.400%      6/9/2008     2,000,000

UNIVERSITY OF CALIFORNIA BOARD OF REGENTS
Commercial Paper Notes                                              3,000,000      1.350%     6/11/2008     3,000,000

                                                                                                         ------------
Total Commercial Paper (Cost $7,000,000)                                                                    7,000,000
                                                                                                         ------------

TAX AND REVENUE ANTICIPATION NOTES (22.72%)

CALIFORNIA SCHOOL CASH RESERVE PROGRAM AUTHORITY
2007-2008; Series A                                                 1,750,000      4.250%      7/1/2008     1,750,870

CALIFORNIA, STATE OF
Revenue Anticipation Notes                                          5,000,000      4.000%     6/30/2008     5,006,062

LOS ANGELES, CITY OF
Tax and Revenue Anticipation Notes                                  2,000,000      4.500%     6/30/2008     2,001,300

LOS ANGELES, COUNTY OF
Tax and Revenue Anticipation Notes                                  3,000,000      4.500%     6/30/2008     3,002,155

SACRAMENTO, COUNTY OF
Tax and Revenue Anticipation Notes                                  2,000,000      4.250%      7/9/2008     2,001,210

SAN DIEGO COUNTY AND SCHOOL DISTRICT
Series A                                                            1,000,000      4.500%     6/30/2008     1,000,712

VENTURA, COUNTY OF
Tax and Revenue Anticipation Notes                                  2,000,000      4.500%      7/1/2008     2,001,421

                                                                                                         ------------
Total Tax & Revenue Anticipation Notes (Cost $16,763,730)                                                  16,763,730
                                                                                                         ------------

VARIABLE RATE DEMAND NOTES* (69.39%)

ABAG FINANCIAL AUTHORITY FOR NON-PROFIT CORPS
Revenue Bonds                                                    $  1,475,000      1.350%      6/5/2008  $  1,475,000

BAY AREA TOLL AUTHORITY
San Francisco Bay Area; Series B                                    1,000,000      2.250%      6/5/2008     1,000,000

CALIFORNIA DEPARTMENT OF WATER RESOURCES
Power Supply Revenue Bonds; Series C-8                              3,125,000      1.300%      6/5/2008     3,125,000
Series B-2                                                            300,000      1.400%      6/2/2008       300,000
Series B-5                                                            170,000      1.090%      6/2/2008       170,000
Subseries F-5                                                         500,000      1.400%      6/2/2008       500,000

CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
Health Facility - Catholic West                                       100,000      1.290%      6/4/2008       100,000
Stanford Hospital; Series A-1                                       2,000,000      1.800%      6/2/2008     2,000,000

CALIFORNIA INFRASTRUCTURE AND ECONOMIC DEVELOPMENT BANK
The J. Paul Getty Trust                                               300,000      1.400%      6/2/2008       300,000

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
Cathedral High School Project                                         975,000      1.250%      6/4/2008       975,000
Gemological Institute of America; Special Tax; Series 2001          1,800,000      2.500%      6/5/2008     1,800,000

CALIFORNIA, STATE OF
Economic Recovery Bonds; Series C-2                                   100,000      1.090%      6/2/2008       100,000
General Obligation Bonds; Series A-1                                  300,000      1.350%      6/2/2008       300,000
General Obligation Bonds; Series A-3                                2,400,000      1.090%      6/2/2008     2,400,000
General Obligation Bonds; Series C-1                                2,000,000      1.320%      6/5/2008     2,000,000
Kindergarten-Univ; Series A-7                                       2,000,000      1.320%      6/5/2008     2,000,000

IRVINE RANCH WATER DISTRICT
Consolidated Series 1991; Districts 105, 250, 290                     800,000      1.400%      6/2/2008       800,000
General Obligation; Consolidated Series                               130,000      1.400%      6/2/2008       130,000

IRVINE, CITY OF
Limited Obligation Improvement Bonds, Assessment District 87-8        100,000      1.250%      6/2/2008       100,000
Limited Obligation Improvement Bonds, Assessment District 94-15       100,000      1.250%      6/2/2008       100,000
Limited Obligation Improvement Bonds, Assessment District 97-16     2,900,000      1.250%      6/2/2008     2,900,000

LOS ANGELES COUNTY HOUSING AUTHORITY
Rowland Heights Preservation; Series A                              1,385,000      1.600%      6/4/2008     1,385,000

LOS ANGELES COUNTY TRANSPORTATION COMMISSION
Tax Refunding Bonds; Series A                                       2,000,000     10.000%      6/4/2008     2,000,000

LOS ANGELES DEPARTMENT OF WATER AND POWER
Subseries B-2                                                         200,000      1.250%      6/2/2008       200,000

LOS ANGELES UNIFIED SCHOOL DISTRICT
Belmont Learning Complex; Series A                                  1,240,000      2.330%      6/2/2008     1,240,000

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Series B-1                                                            510,000      1.250%      6/2/2008       510,000
Series B-2                                                            100,000      1.400%      6/2/2008       100,000
Water Revenue Refunding Bonds; 1996 Series A                        1,685,000      2.150%      6/5/2008     1,685,000

ORANGE COUNTY HOUSING AUTHORITY
Lantern Pines PJ-CC                                                 1,260,000      1.400%      6/4/2008     1,260,000
Revenue Bonds, Village Niguel, Issue AA of 1985                     1,800,000      1.400%      6/4/2008     1,800,000

ORANGE COUNTY SANITATION DISTRICT
Refunding Certificates of Participation; Series 1993                2,360,000      2.250%      6/2/2008     2,360,000
Series B                                                              600,000      1.250%      6/2/2008       600,000

RIVERSIDE, COUNTY OF
Community Facilities District 89-5, Special Tax                     2,000,000      3.650%      6/4/2008     2,000,000

SAN FRANCISCO CITY & COUNTY FINANCE CORP.
Moscone Center Expansion Project; Series 2000-3                     1,885,000      4.300%      6/5/2008     1,885,000

SAN FRANCISCO, CITY AND COUNTY
Laguna Honda Hospital; Series B                                     1,495,000      4.300%      6/5/2008     1,495,000

SAN JOSE - SANTA CLARA CLEAN WATER FINANCING AUTHORITY
Variable Rate Sewer Revenue Refunding Bonds Series 2005B            1,700,000      1.250%      6/4/2008     1,700,000

SANTA ANA HOUSING AUTHORITY
Harbor Pointe Apartments; 1995 Series A                             1,720,000      1.320%      6/5/2008     1,720,000

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Southern Transmission                                               3,500,000      1.450%      6/4/2008     3,500,000

TRACY, CITY OF
Sycamore: 7/03                                                      1,000,000      1.350%      6/5/2008     1,000,000

TUSTIN, CITY OF
Reassessment District No. 95-2; Series A                              200,000      1.250%      6/2/2008       200,000

WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
School Facility Bridge Funding Program                              2,000,000      1.550%      6/5/2008     2,000,000

                                                                                                         ------------
Total Variable Rate Demand Notes (Cost $51,215,000)                                                        51,215,000
                                                                                                         ------------

Total Investments (Cost $74,978,730) (a) (101.59%)                                                         74,978,730
Other Net Liabilities (-1.59%)                                                                             (1,170,006)
                                                                                                         ------------
Net Assets (100.00%)                                                                                     $ 73,808,724
                                                                                                         ============

(a) Aggregate cost for federal income tax purposes is $74,978,730.

* Stated maturity reflects next reset date.

U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS, 05/31/08 (UNAUDITED)

SECURITY DESCRIPTION                                                    PAR VALUE            RATE       MATURITY       VALUE
Government National Mortgage Association (57.27%)
                                                                       $     79,227          6.000%     4/15/2014  $     81,773
                                                                            120,694          6.000%     4/15/2014       124,571
                                                                            126,308          6.000%     4/15/2016       130,366
                                                                            121,171          6.500%     4/15/2016       125,677
                                                                            106,413          6.000%     5/15/2016       109,831
                                                                              9,163         10.000%     9/15/2018        10,297
                                                                             27,616          9.000%    10/15/2018        30,218
                                                                          1,193,927          5.000%     7/15/2020     1,190,890
                                                                            508,671          5.500%     1/15/2025       520,958
                                                                            632,526          6.000%     1/15/2026       647,410
                                                                          1,172,957          4.750%    12/20/2034     1,178,412
                                                                          1,350,417          4.750%     7/20/2035     1,383,214
                                                                            659,736          4.500%     8/20/2035       672,320
                                                                          3,391,963          5.500%     4/15/2036     3,399,236
                                                                          3,081,596          4.500%     7/20/2037     3,110,551
                                                                          2,992,999          5.000%     3/15/2038     2,922,757
                                                                                                                   ------------
Total Government National Mortgage Association (Cost $15,428,780)                                                    15,638,481
                                                                                                                   ------------

United States Treasury Bonds (13.46%)                                     3,000,000          7.250%     5/15/2016     3,674,766
                                                                                                                   ------------
Total United States Treasury Bonds (Cost $3,518,234)                                                                  3,674,766
                                                                                                                   ------------

United States Treasury Notes (15.31%)                                     4,300,000          2.750%     2/28/2013     4,179,067
                                                                                                                   ------------
Total United States Treasury Notes (Cost $4,358,783)                                                                  4,179,067
                                                                                                                   ------------

United States Treasury Bills (15.00%)                                     1,500,000   1.835% - 2.211%   6/12/2008     1,499,059
                                                                          2,500,000   1.134% - 1.270%   7/17/2008     2,496,413
                                                                            100,000          1.713%      8/7/2008        99,655
                                                                                                                   ------------
Total United States Treasury Bills (Cost $4,095,160)                                                                  4,095,127
                                                                                                                   ------------

Money Fund (0.29%)
The United States Treasury Trust                                             79,095                                      79,095

Total Investments (Cost $27,480,052) (a) (101.33%)                                                                   27,666,536
Other Net Liabilities (-1.33%)                                                                                         (362,475)
                                                                                                                   ------------
Net Assets (100.00%)                                                                                               $ 27,304,061
                                                                                                                   ============

(a) Aggregate cost for federal income tax purposes is $27,480,052.
At May 31, 2008, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation                                                                                            $    433,233
Unrealized depreciation                                                                                                (246,749)
                                                                                                                   ------------
Net unrealized appreciation (depreciation)                                                                         $    186,484
                                                                                                                   ============

SHORT-TERM U.S. GOVERNMENT BOND FUND
PORTFOLIO OF INVESTMENTS, 05/31/08 (UNAUDITED)

SECURITY DESCRIPTION                                                     PAR VALUE            RATE      MATURITY       VALUE
Government National Mortgage Association (5.70%)
                                                                       $    248,721          5.000%     6/20/2034  $    251,613
                                                                            408,420          4.750%    11/20/2034       410,360
                                                                                                                   ------------
Total Government National Mortgage Association (Cost $661,862)                                                          661,973
                                                                                                                   ------------

United States Treasury Notes (90.30%)
                                                                            600,000          4.500%     3/31/2009       611,906
                                                                            500,000          4.500%     4/30/2009       510,821
                                                                            500,000          4.875%     5/15/2009       512,305
                                                                            400,000          4.000%     6/15/2009       407,188
                                                                            300,000          3.625%     7/15/2009       304,547
                                                                            200,000          3.500%     8/15/2009       202,641
                                                                            900,000          4.875%     8/15/2009       926,930
                                                                            100,000          3.375%     9/15/2009       101,297
                                                                            100,000          3.375%    10/15/2009       101,352
                                                                            400,000          4.625%    11/15/2009       412,469
                                                                            300,000          3.125%    11/30/2009       302,953
                                                                            100,000          3.500%    12/15/2009       101,570
                                                                            300,000          3.625%     1/15/2010       305,531
                                                                            300,000          2.125%     1/31/2010       298,102
                                                                            300,000          6.500%     2/15/2010       319,547
                                                                            600,000          4.750%     2/15/2010       622,594
                                                                            300,000          4.000%     3/15/2010       307,735
                                                                            200,000          4.000%     4/15/2010       205,188
                                                                            300,000          3.875%     5/15/2010       307,406
                                                                          1,200,000          4.500%     5/15/2010     1,242,750
                                                                            700,000          3.875%     7/15/2010       717,665
                                                                            300,000          4.250%    10/15/2010       310,735
                                                                            300,000          4.375%    12/15/2010       311,742
                                                                            600,000          4.250%     1/15/2011       623,203
                                                                            400,000          5.000%     2/15/2011       422,906
                                                                                                                   ------------
Total United States Treasury Notes (Cost $10,297,989)                                                                10,491,083
                                                                                                                   ------------

United States Treasury Bills (2.57%)
                                                                            200,000   1.310% - 1.648%   7/17/2008       199,629
                                                                            100,000          1.713%      8/7/2008        99,655
                                                                                                                   ------------
Total United States Treasury Bills (Cost $299,317)                                                                      299,284
                                                                                                                   ------------

Money Fund (0.48%)
The United States Treasury Trust                                             55,602                                      55,602

Total Investments (Cost $11,314,770) (a) (99.05%)                                                                    11,507,942
Other Net Assets (0.95%)                                                                                                110,070
                                                                                                                   ------------
Net Assets (100.00%)                                                                                               $ 11,618,012
                                                                                                                   ============

(a) Aggregate cost for federal income tax purposes is $11,316,745.
At May 31, 2008, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation                                                                                            $    229,413
Unrealized depreciation                                                                                                 (38,216)
                                                                                                                   ------------
Net unrealized appreciation (depreciation)                                                                         $    191,197
                                                                                                                   ============

THE UNITED STATES TREASURY TRUST
PORTFOLIO OF INVESTMENTS, 05/31/08 (UNAUDITED)

SECURITY DESCRIPTION                                       PAR VALUE          RATE         MATURITY        VALUE
United States Treasury Bills (100.50%)
                                                       $    12,800,000   1.075% - 2.211%   6/12/2008  $    12,792,627
                                                            12,300,000   1.134% - 1.900%   7/17/2008       12,275,650
                                                            13,100,000   1.596% - 1.670%    8/7/2008       13,060,102
                                                                                                      ---------------
Total United States Treasury Bills (Cost $38,128,379)                                                     38,128,379
                                                                                                      ---------------

Total Investments (Cost $38,128,379) (a) (100.50%)                                                        38,128,379
Other Net Liabilities (-0.50%)                                                                              (189,823)
                                                                                                      ---------------
Net Assets (100.00%)                                                                                 $    37,938,556
                                                                                                      ===============

(a) Aggregate cost for federal income tax purposes is $38,128,379.

S&P 500 INDEX FUND
PORTFOLIO OF INVESTMENTS, 5/31/2008 (UNAUDITED)
Common Stock (99.56%)

Basic Materials (3.07%)                                  Shares       Value

Air Products & Chemicals Inc                               1,787  $     182,131
Alcoa Inc                                                  7,434        301,746
Allegheny Technologies Inc                                   854         64,050
Ashland Inc                                                  431         23,132
Dow Chemical Co/The                                        7,985        322,594
Eastman Chemical Co                                          710         54,393
Ecolab Inc                                                 1,453         65,138
EI Du Pont de Nemours & Co                                 7,723        370,009
Freeport-McMoRan Copper & Gold Inc                         3,207        371,082
Hercules Inc                                               1,129         23,291
International Flavors & Fragrances Inc                       683         28,659
International Paper Co                                     3,595         97,856
MeadWestvaco Corp                                          1,512         38,904
Newmont Mining Corp                                        3,766        178,998
Nucor Corp                                                 2,404        179,819
Plum Creek Timber Co Inc                                   1,537         71,701
PPG Industries Inc                                         1,387         87,423
Praxair Inc                                                2,667        253,525
Rohm & Haas Co                                             1,096         59,162
Sherwin-Williams Co/The                                      934         52,444
Sigma-Aldrich Corp                                         1,154         67,809
Titanium Metals Corp                                         700         12,180
United States Steel Corp                                     991        171,156
Weyerhaeuser Co                                            1,867        116,370
                                                                  -------------
Total Basic Materials                                                 3,193,572
                                                                  -------------

Communications (11.34%)
Akamai Technologies Inc*                                   1,400         54,670
Amazon.com Inc*                                            2,600        212,212
American Tower Corp*                                       3,400        155,448
AT&T Inc                                                  51,433      2,052,176
CBS Corp                                                   5,761        124,322
CenturyTel Inc                                             1,054         37,322
Ciena Corp*                                                  821         25,090
Cisco Systems Inc*                                        51,369      1,372,580
Citizens Communications Co                                 3,037         35,411
Clear Channel Communications Inc                           4,300        150,586
Comcast Corp                                              26,012        585,270
Corning Inc                                               13,253        362,337
DIRECTV Group Inc/The*                                     6,400        179,840
eBay Inc*                                                  9,603        288,186
Embarq Corp                                                1,281         60,617
EW Scripps Co                                                800         37,680
Expedia Inc*                                               1,700         41,225
Fairpoint Communications Inc                                   1              9
Gannett Co Inc                                             2,073         59,723
Google Inc*                                                1,900      1,113,019
IAC/InterActiveCorp*                                       1,600         36,080
Interpublic Group of Cos Inc*                              4,290         42,771
JDS Uniphase Corp*                                         1,800         22,266
Juniper Networks Inc*                                      4,300        118,336
McGraw-Hill Cos Inc/The                                    2,816        116,836
Meredith Corp                                                327         10,729
Monster Worldwide Inc*                                     1,196         29,529
Motorola Inc                                              19,535        182,262
New York Times Co/The                                      1,459         25,416
News Corp                                                 19,461        349,325
Omnicom Group Inc                                          2,762        135,366
QUALCOMM Inc                                              14,110        684,899
Qwest Communications International Inc                    13,871         67,274
Sprint Nextel Corp                                        23,944        224,116
Symantec Corp*                                             7,568        164,453
Tellabs Inc*                                               3,680         20,019
Time Warner Inc                                           30,621        486,261
VeriSign Inc*                                              2,100         84,084
Verizon Communications Inc                                24,443        940,322
Viacom Inc*                                                5,761        206,359
Walt Disney Co/The                                        16,306        547,882
Windstream Corp                                            4,013         53,533
Yahoo! Inc*                                               11,316        302,816
                                                                  -------------
Total Communications                                                 11,798,657
                                                                  -------------

Consumer, Cyclical (7.56%)
Abercrombie & Fitch Co                                       700         50,820
AutoNation Inc*                                            1,202         18,980
Autozone Inc*                                                360         45,562
Bed Bath & Beyond Inc*                                     2,427         77,324
Best Buy Co Inc                                            2,966        138,483
Big Lots Inc*                                                835         25,935
Brunswick Corp                                               956         13,097
Carnival Corp                                              3,638        145,738
Centex Corp                                                1,020         19,207
Cintas Corp                                                1,157         34,155
Coach Inc*                                                 3,180        115,434
Costco Wholesale Corp                                      3,733        266,238
CVS Caremark Corp                                         12,432        531,965
Darden Restaurants Inc                                     1,181         40,449
Dillard's Inc                                                552          8,987
DR Horton Inc                                              2,596         32,995
Family Dollar Stores Inc                                   1,287         27,542
Ford Motor Co*                                            17,383        118,204
GameStop Corp*                                             1,500         74,400
Gap Inc/The                                                4,141         75,573
General Motors Corp                                        4,903         83,841
Genuine Parts Co                                           1,439         63,330
Goodyear Tire & Rubber Co/The*                             1,764         44,823
Harley-Davidson Inc                                        2,164         89,957
Harman International Industries Inc                          500         22,360
Hasbro Inc                                                 1,349         48,888
Home Depot Inc                                            14,210        388,786
International Game Technology                              2,867        102,237
JC Penney Co Inc                                           1,836         73,881
Johnson Controls Inc                                       5,136        174,932
Jones Apparel Group Inc                                      820         13,792
KB Home                                                      776         15,916
Kohl's Corp*                                               2,678        119,974
Leggett & Platt Inc                                        1,520         29,032
Lennar Corp                                                1,300         21,944
Liz Claiborne Inc                                            876         15,295
Lowe's Cos Inc                                            12,462        299,088
Limited Brands Inc                                         2,733         52,966
Macy's Inc                                                 3,640         86,159
Marriott International Inc                                 2,718         89,449
Mattel Inc                                                 3,213         64,710
McDonald's Corp                                           10,012        593,912
Newell Rubbermaid Inc                                      2,365         47,489
Nike Inc                                                   3,280        224,254
Nordstrom Inc                                              1,658         57,997
Office Depot Inc*                                          2,343         29,756
OfficeMax Inc                                                700         15,176
PACCAR Inc                                                 3,117        166,417
Polo Ralph Lauren Corp                                       500         34,925
Pulte Homes Inc                                            1,810         22,136
RadioShack Corp                                            1,294         18,957
Sears Holdings Corp*                                         677         57,355
Southwest Airlines Co                                      6,485         84,694
Staples Inc                                                6,039        141,615
Starbucks Corp*                                            6,248        113,651
Starwood Hotels & Resorts Worldwide Inc                    1,746         84,506
Target Corp                                                7,141        381,044
Tiffany & Co                                               1,141         55,943
TJX Cos Inc                                                3,710        118,943
VF Corp                                                      775         58,668
Walgreen Co                                                8,361        301,163
Wal-Mart Stores Inc                                       20,270      1,170,389
Wendy's International Inc                                    696         20,643
Whirlpool Corp                                               642         47,303
WW Grainger Inc                                              597         54,482
Wyndham Worldwide Corp                                     1,509         33,017
Yum! Brands Inc                                            4,336        172,139
                                                                  -------------
Total Consumer, Cyclical                                              7,869,022
                                                                  -------------

Consumer, Non-Cyclical (20.55%)
Abbott Laboratories                                       13,018        733,564
Aetna Inc                                                  4,350        205,146
Allergan Inc                                               2,558        147,392
Altria Group Inc                                          17,690        393,779
AmerisourceBergen Corp                                     1,554         64,227
Amgen Inc*                                                 9,125        401,774
Anheuser-Busch Cos Inc                                     6,277        360,676
Apollo Group Inc*                                          1,216         58,113
Archer-Daniels-Midland Co                                  5,377        213,467
Avery Dennison Corp                                          891         45,958
Avon Products Inc                                          3,658        142,881
Barr Pharmaceuticals Inc*                                    900         39,420
Baxter International Inc                                   5,431        331,834
Becton Dickinson & Co                                      2,048        172,954
Biogen Idec Inc*                                           2,456        154,114
Boston Scientific Corp*                                   11,263        149,685
Bristol-Myers Squibb Co                                   16,657        379,613
Brown-Forman Corp                                            679         51,047
Campbell Soup Co                                           1,775         59,427
Cardinal Health Inc                                        3,092        174,822
Celgene Corp*                                              3,200        194,752
Clorox Co                                                  1,128         64,443
Coca-Cola Co/The                                          16,728        957,845
Coca-Cola Enterprises Inc                                  2,339         47,107
Colgate-Palmolive Co                                       4,325        321,607
ConAgra Foods Inc                                          4,122         97,197
Constellation Brands Inc*                                  1,669         35,583
Convergys Corp*                                            1,100         17,743
Coventry Health Care Inc*                                  1,300         59,839
Covidien Ltd                                               4,158        208,274
CR Bard Inc                                                  884         80,621
Dean Foods Co*                                             1,100         23,925
Eli Lilly & Co                                             8,327        400,862
Equifax Inc                                                1,159         44,227
Estee Lauder Cos Inc/The                                   1,100         52,360
Express Scripts Inc*                                       2,164        156,046
Forest Laboratories Inc*                                   2,726         97,891
Fortune Brands Inc                                         1,241         86,225
General Mills Inc                                          2,799        176,897
Genzyme Corp*                                              2,172        148,695
Gilead Sciences Inc*                                       7,850        434,262
H&R Block Inc                                              2,712         63,298
Hershey Co/The                                             1,533         60,078
HJ Heinz Co                                                2,647        132,112
Hospira Inc*                                               1,350         56,619
Humana Inc*                                                1,388         70,857
Johnson & Johnson                                         24,415      1,629,456
Kellogg Co                                                 2,222        115,122
Kimberly-Clark Corp                                        3,593        229,233
King Pharmaceuticals Inc*                                  2,430         24,932
Kraft Foods Inc                                           13,325        432,796
Kroger Co/The                                              5,936        164,071
Laboratory Corp of America Holdings*                       1,002         73,938
McCormick & Co Inc                                         1,075         40,399
McKesson Corp                                              2,457        141,646
Medco Health Solutions Inc*                                4,482        217,153
Medtronic Inc                                              9,558        484,304
Merck & Co Inc                                            18,353        715,033
Millipore Corp*                                              423         30,731
Molson Coors Brewing Co                                    1,100         63,800
Monsanto Co                                                4,620        588,588
Moody's Corp                                               1,875         69,525
Mylan Inc                                                  2,107         28,128
Patterson Cos Inc*                                         1,300         44,213
Paychex Inc                                                2,899        100,160
Pepsi Bottling Group Inc                                   1,328         43,054
PepsiCo Inc                                               13,602        929,017
Pfizer Inc                                                58,352      1,129,695
Philip Morris International Inc*                          17,690        931,555
Procter & Gamble Co                                       26,337      1,739,558
Quest Diagnostics Inc                                      1,280         64,525
Reynolds American Inc                                      1,470         80,732
Robert Half International Inc                              1,510         37,116
RR Donnelley & Sons Co                                     1,958         64,281
Safeway Inc                                                3,802        121,170
Sara Lee Corp                                              6,096         84,003
Schering-Plough Corp                                      13,595        277,338
St Jude Medical Inc*                                       2,842        115,812
Stryker Corp                                               1,954        126,131
SUPERVALU Inc                                              1,839         64,494
Sysco Corp                                                 5,149        158,898
Tenet Healthcare Corp*                                     4,695         27,701
Tyson Foods Inc                                            2,300         43,332
UnitedHealth Group Inc                                    11,199        383,118
UST Inc                                                    1,350         74,561
Varian Medical Systems Inc*                                1,100         52,294
Watson Pharmaceuticals Inc*                                  836         23,876
WellPoint Inc*                                             4,822        269,164
Western Union Co/The                                       6,540        154,606
Whole Foods Market Inc                                     1,300         37,700
WM Wrigley Jr Co                                           1,858        143,308
Wyeth                                                     11,329        503,801
Zimmer Holdings Inc*                                       1,950        141,960
                                                                  -------------
Total Consumer, Non-Cyclical                                         21,385,286
                                                                  -------------

Diversified (0.07%)
Leucadia National Corp                                     1,400         76,020
                                                                  -------------
Total Diversified                                                        76,020
                                                                  -------------

Energy (14.18%)
Anadarko Petroleum Corp                                    3,918        293,732
Apache Corp                                                2,784        373,223
Baker Hughes Inc                                           2,675        237,059
BJ Services Co                                             2,548         76,950
Chesapeake Energy Corp                                     3,500        191,695
Chevron Corp                                              17,977      1,782,420
ConocoPhillips                                            13,681      1,273,701
Consol Energy Inc                                          1,500        146,340
Devon Energy Corp                                          3,775        437,674
Dynegy Inc*                                                4,200         39,564
El Paso Corp                                               5,972        116,753
ENSCO International Inc                                    1,200         86,196
EOG Resources Inc                                          2,086        268,322
Exxon Mobil Corp                                          46,280      4,107,812
Halliburton Co                                             7,462        362,504
Hess Corp                                                  2,293        281,603
Marathon Oil Corp                                          5,982        307,415
Murphy Oil Corp                                            1,600        148,240
Nabors Industries Ltd*                                     2,404        101,064
National Oilwell Varco Inc*                                2,988        248,960
Noble Corp                                                 2,216        139,918
Noble Energy Inc                                           1,400        136,430
Occidental Petroleum Corp                                  7,010        644,429
Peabody Energy Corp                                        2,200        162,624
Questar Corp                                               1,500         96,330
Range Resources Corp                                       1,400         92,064
Rowan Cos Inc                                                921         40,662
Schlumberger Ltd                                          10,000      1,011,300
Smith International Inc                                    1,700        134,164
Spectra Energy Corp                                        5,340        144,287
Sunoco Inc                                                 1,006         44,737
Tesoro Corp                                                1,200         29,820
Transocean Inc*                                            1,703        255,774
Valero Energy Corp                                         4,652        236,508
Weatherford International Ltd*                             5,600        255,528
Williams Cos Inc                                           5,123        194,879
XTO Energy Inc                                             4,061        258,361
                                                                  -------------
Total Energy                                                         14,759,042
                                                                  -------------

Financial (15.43%)
ACE Ltd                                                    2,736        164,352
Aflac Inc                                                  4,094        274,830
Allstate Corp/The                                          4,885        248,842
AMBAC Financial Group Inc                                    827          2,589
American Capital Strategies Ltd                            1,600         51,200
American Express Co                                        9,991        463,083
American International Group Inc                          21,596        777,456
Ameriprise Financial Inc                                   1,978         93,480
AON Corp                                                   2,484        117,220
Apartment Investment & Management Co                         829         32,804
Assurant Inc                                                 800         54,424
AvalonBay Communities Inc                                    700         70,840
Bank of America Corp                                      37,346      1,270,136
Bank of New York Mellon Corp/The                           9,567        426,019
BB&T Corp                                                  4,620        145,391
Bear Stearns Cos Inc/The*                                    941          8,780
Boston Properties Inc                                      1,000         97,740
Capital One Financial Corp                                 3,543        170,489
CB Richard Ellis Group Inc*                                1,600         35,936
Charles Schwab Corp/The                                    7,995        177,329
Chubb Corp                                                 3,356        180,419
Cigna Corp                                                 2,346         95,248
Cincinnati Financial Corp                                  1,551         54,316
CIT Group Inc                                              1,717         17,170
Citigroup Inc                                             41,911        917,432
CME Group Inc                                                400        172,120
Comerica Inc                                               1,331         49,487
Countrywide Financial Corp                                 5,126         26,963
Developers Diversified Realty Corp                         1,000         39,680
Discover Financial Services                                4,034         69,183
E*Trade Financial Corp*                                    3,742         15,342
Equity Residential                                         2,484        105,048
Federal National Mortgage Association                      8,249        222,888
Federated Investors Inc                                      848         31,257
Fifth Third Bancorp                                        4,472         83,626
First Horizon National Corp                                1,038          9,954
Franklin Resources Inc                                     1,329        134,521
Freddie Mac                                                5,500        139,810
General Growth Properties Inc                              2,100         87,276
Genworth Financial Inc                                     3,700         81,770
Goldman Sachs Group Inc/The                                3,322        586,034
Hartford Financial Services Group Inc                      2,634        187,198
Host Hotels & Resorts Inc                                  4,600         79,074
Hudson City Bancorp Inc                                    4,300         76,540
Huntington Bancshares Inc                                  3,125         27,844
Intercontinental Exchange Inc*                               600         82,920
Janus Capital Group Inc                                    1,377         39,933
JPMorgan Chase & Co                                       28,524      1,226,532
Keycorp                                                    3,287         63,998
Kimco Realty Corp                                          2,100         82,635
Legg Mason Inc                                             1,100         59,191
Lehman Brothers Holdings Inc                               4,486        165,130
Lincoln National Corp                                      2,289        126,261
Loews Corp                                                 3,768        186,780
M&T Bank Corp                                                659         57,109
Marsh & McLennan Cos Inc                                   4,530        123,352
Marshall & Ilsley Corp                                     2,248         52,244
MBIA Inc                                                   1,215          8,456
Merrill Lynch & Co Inc                                     7,277        319,606
MetLife Inc                                                6,247        375,007
MGIC Investment Corp                                         844         10,145
Morgan Stanley                                             8,869        392,276
National City Corp                                         5,195         30,339
Northern Trust Corp                                        1,583        120,308
NYSE Euronext                                              2,200        140,624
PNC Financial Services Group Inc                           2,926        187,996
Principal Financial Group Inc                              2,207        118,913
Progressive Corp/The                                       6,108        122,526
Prologis                                                   2,148        133,026
Prudential Financial Inc                                   3,888        290,434
Public Storage                                             1,000         88,130
Regions Financial Corp                                     5,885        104,871
Safeco Corp                                                  887         59,429
Simon Property Group Inc                                   1,850        183,816
SLM Corp*                                                  3,509         79,549
Sovereign Bancorp Inc                                      3,120         28,517
State Street Corp                                          3,254        234,353
SunTrust Banks Inc                                         2,946        153,811
T Rowe Price Group Inc                                     2,226        128,930
Torchmark Corp                                               787         49,904
Travelers Cos Inc/The                                      5,538        275,848
Unum Group                                                 2,983         71,831
US Bancorp                                                14,513        481,686
Vornado Realty Trust                                       1,100        107,503
Wachovia Corp                                             16,031        381,538
Washington Mutual Inc                                      7,397         66,721
Wells Fargo & Co                                          28,148        776,040
XL Capital Ltd                                             1,549         54,076
Zions Bancorporation                                         953         41,065
                                                                  -------------
Total Financial                                                      16,056,499
                                                                  -------------

Industrial (12.18%)
3M Co                                                      6,054        469,548
Agilent Technologies Inc*                                  3,215        120,209
Allied Waste Industries Inc*                               2,502         33,702
Applera Corp - Applied Biosystems Group                    1,572         54,643
Ball Corp                                                    990         53,757
Bemis Co Inc                                                 906         24,100
Black & Decker Corp                                          525         33,968
Boeing Co                                                  6,596        545,951
Burlington Northern Santa Fe Corp                          2,482        280,590
Caterpillar Inc                                            5,388        445,264
CH Robinson Worldwide Inc                                  1,500         96,750
Cooper Industries Ltd                                      1,506         70,225
CSX Corp                                                   3,418        236,047
Cummins Inc                                                1,788        125,911
Danaher Corp                                               2,083        162,849
Deere & Co                                                 3,710        301,771
Dover Corp                                                 1,842         99,615
Eastman Kodak Co                                           2,384         36,523
Eaton Corp                                                 1,240        119,883
Emerson Electric Co                                        6,662        387,595
Expeditors International of Washington Inc                 1,800         84,744
FedEx Corp                                                 2,638        241,931
Fluor Corp                                                   774        144,390
General Dynamics Corp                                      3,402        313,494
General Electric Co                                       85,669      2,631,751
Goodrich Corp                                              1,031         66,819
Honeywell International Inc                                6,297        375,427
Illinois Tool Works Inc                                    3,558        191,065
Ingersoll-Rand Co Ltd                                      2,452        107,986
ITT Corp                                                   1,498         98,868
Jabil Circuit Inc                                          1,699         21,611
Jacobs Engineering Group Inc*                              1,000         94,780
L-3 Communications Holdings Inc                            1,034        111,041
Lockheed Martin Corp                                       2,915        319,018
Manitowoc Co Inc/The                                       1,100         42,790
Masco Corp                                                 3,084         57,177
Molex Inc                                                  1,295         36,053
Norfolk Southern Corp                                      3,284        221,276
Northrop Grumman Corp                                      2,931        221,173
Pactiv Corp*                                               1,193         29,384
Pall Corp                                                  1,025         41,830
Parker Hannifin Corp                                       1,509        127,767
PerkinElmer Inc                                            1,021         28,874
Precision Castparts Corp                                   1,200        144,960
Raytheon Co                                                3,648        232,961
Rockwell Automation Inc                                    1,270         74,359
Rockwell Collins Inc                                       1,357         83,279
Ryder System Inc                                             477         35,026
Sealed Air Corp                                            1,582         38,538
Snap-On Inc                                                  609         37,709
Stanley Works/The                                            670         32,549
Terex Corp*                                                  900         64,215
Textron Inc                                                2,066        129,228
Thermo Fisher Scientific Inc*                              3,610        213,062
Trane Inc                                                  1,457         67,634
Tyco Electronics Ltd                                       4,158        166,819
Tyco International Ltd                                     4,158        187,900
Union Pacific Corp                                         4,404        362,493
United Parcel Service Inc                                  8,844        628,101
United Technologies Corp                                   8,381        595,386
Vulcan Materials Co                                          768         59,082
Waste Management Inc                                       4,328        164,161
Waters Corp*                                                 883         54,322
                                                                  -------------
Total Industrial                                                     12,679,934
                                                                  -------------

Technology (11.62%)
Adobe Systems Inc*                                         5,034        221,798
Advanced Micro Devices Inc*                                4,487         30,871
Affiliated Computer Services Inc*                            805         43,631
Altera Corp                                                3,100         71,734
Analog Devices Inc                                         2,580         90,584
Apple Inc*                                                 7,368      1,390,710
Applied Materials Inc                                     11,609        229,974
Autodesk Inc*                                              1,888         77,710
Automatic Data Processing Inc                              4,474        192,606
BMC Software Inc*                                          1,733         69,493
Broadcom Corp*                                             3,953        113,412
CA Inc                                                     3,290         87,317
Citrix Systems Inc*                                        1,544         52,851
Cognizant Technology Solutions Corp*                       2,400         84,672
Computer Sciences Corp*                                    1,490         73,234
Compuware Corp*                                            2,795         28,481
Dell Inc*                                                 19,135        441,253
Electronic Arts Inc*                                       2,629        131,976
Electronic Data Systems Corp                               4,289        105,038
EMC Corp*                                                 17,660        307,990
Fidelity National Information Services Inc                 1,400         56,392
Fiserv Inc*                                                1,368         71,628
Hewlett-Packard Co                                        21,681      1,020,308
IMS Health Inc                                             1,733         42,008
Intel Corp                                                49,189      1,140,201
International Business Machines Corp                      11,415      1,477,443
Intuit Inc*                                                2,806         81,262
KLA-Tencor Corp                                            1,659         76,513
Lexmark International Inc*                                   856         31,552
Linear Technology Corp                                     1,917         70,488
LSI Corp*                                                  6,000         43,620
MEMC Electronic Materials Inc*                             1,900        130,454
Microchip Technology Inc                                   1,800         66,312
Micron Technology Inc*                                     6,262         50,534
Microsoft Corp                                            67,982      1,925,250
National Semiconductor Corp                                2,003         42,163
NetApp Inc*                                                2,959         72,140
Novell Inc*                                                2,982         21,113
Novellus Systems Inc*                                      1,106         26,422
Nvidia Corp*                                               4,572        112,928
Oracle Corp*                                              33,152        757,192
Pitney Bowes Inc                                           1,820         66,084
QLogic Corp*                                               1,486         23,464
SanDisk Corp*                                              2,000         56,620
Sun Microsystems Inc*                                      7,459         96,594
Teradata Corp*                                             1,575         42,541
Teradyne Inc*                                              2,030         27,892
Texas Instruments Inc                                     12,083        392,456
Total System Services Inc                                  1,406         34,475
Unisys Corp*                                               3,371         17,057
Xerox Corp                                                 7,856        106,684
Xilinx Inc                                                 2,504         68,109
                                                                  -------------
Total Technology                                                     12,093,234
                                                                  -------------

Utilities (3.56%)
AES Corp/The*                                              5,611        109,302
Allegheny Energy Inc                                       1,381         75,610
Ameren Corp                                                1,712         77,810
American Electric Power Co Inc                             3,369        142,610
Centerpoint Energy Inc                                     2,697         45,687
CMS Energy Corp                                            2,062         32,147
Consolidated Edison Inc                                    2,227         91,975
Constellation Energy Group Inc                             1,472        126,931
Dominion Resources Inc                                     4,860        225,018
DTE Energy Co                                              1,568         69,368
Duke Energy Corp                                          10,582        195,555
Edison International                                       2,778        147,873
Entergy Corp                                               1,678        202,652
Exelon Corp                                                5,694        501,072
FirstEnergy Corp                                           2,518        198,192
FPL Group Inc                                              3,378        228,083
Integrys Energy Group Inc                                    615         31,580
Nicor Inc                                                    460         18,782
NiSource Inc                                               2,493         45,098
Pepco Holdings Inc                                         1,700         45,968
PG&E Corp                                                  3,092        122,412
Pinnacle West Capital Corp                                   969         32,733
PPL Corp                                                   3,232        165,834
Progress Energy Inc                                        2,285         97,707
Public Service Enterprise Group Inc                        4,382        193,947
Sempra Energy                                              2,196        126,951
Southern Co                                                6,412        232,114
TECO Energy Inc                                            1,982         40,373
Xcel Energy Inc                                            3,728         79,444
                                                                  -------------
Total Utilities                                                       3,702,828
                                                                  -------------

Total Common Stock (Cost $70,612,508)                               103,614,094
                                                                  -------------

Short-Term Investments (0.27%)

Money Fund (0.08%)
The United States Treasury Trust                          81,690         81,690

United States Treasury Bills (0.19%)                Par Value
                                                  -------------
United States Treasury Bill 06/05/2008 (b)        $     100,000          99,986
United States Treasury Bill 07/24/2008                  100,000          99,742
                                                                  -------------
Total United States Treasury Bills                                      199,728
                                                                  -------------

Total Short-Term Investments (Cost $281,418)                            281,418
                                                                  -------------

Total Investments (Cost $70,893,926) (a) (99.83%)                   103,895,512
Other Net Assets (0.17%)                                                178,111
                                                                  -------------
Net Assets (100.00%)                                              $ 104,073,623
                                                                  =============

* Non-Income Producing Security

(a) Aggregate cost for federal income
tax purpose is $71,482,087.  At May 31, 2008,
unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation                                           $  41,517,066
Unrealized depreciation                                              (9,103,641)
                                                                  -------------
Net unrealized appreciation (depreciation)                        $  32,413,425
                                                                  =============

(b) At May 31, 2008, certain United
States Treasury Bills with a market value of $99,985 were pledged to cover margin requirements for future contracts.

(c) Futures contracts at May 31, 2008:
Contracts-$250 times premium/delivery month/ commitment

S&P 500 Index                                            Unrealized Appreciation
1/June 08/ Long                                                   $      30,745
                                                                  =============

S&P MIDCAP INDEX FUND
PORTFOLIO OF INVESTMENTS, 5/31/2008 (UNAUDITED)
Common Stock (98.20%)

Basic Materials (7.18%)                                   Shares        Value
Airgas Inc                                                  11,848  $     701,046
Albemarle Corp                                              10,972        487,925
Cabot Corp                                                   9,535        305,501
Carpenter Technology Corp                                    7,200        397,440
CF Industries Holdings Inc                                   7,000        958,300
Chemtura Corp                                               35,400        309,042
Cleveland-Cliffs Inc                                        13,000      1,387,100
Cytec Industries Inc                                         6,164        389,318
Ferro Corp                                                   6,436        124,601
FMC Corp                                                    10,768        796,617
KBR Inc                                                     24,400        846,924
Louisiana-Pacific Corp                                      15,200        184,528
Lubrizol Corp                                                9,801        549,836
Minerals Technologies Inc                                    2,779        193,446
Olin Corp                                                   10,742        241,695
Potlatch Corp                                                5,863        283,417
Rayonier Inc                                                11,396        540,854
Reliance Steel & Aluminum Co                                 9,100        618,527
RPM International Inc                                       17,783        436,217
Sensient Technologies Corp                                   7,064        222,163
Steel Dynamics Inc                                          27,164        980,620
Temple-Inland Inc                                           15,300        222,921
Terra Industries Inc                                        13,100        571,553
Valspar Corp                                                14,748        332,715
                                                                    -------------
Total Basic Materials                                                  12,082,306
                                                                    -------------

Communications (4.79%)
3Com Corp*                                                  58,172        146,593
ADC Telecommunications Inc*                                 17,200        270,728
Adtran Inc                                                   8,517        211,988
Avocent Corp*                                                6,575        129,725
Belo Corp                                                   13,313        127,272
Cincinnati Bell Inc*                                        36,400        153,244
CommScope Inc*                                               9,638        528,644
Digital River Inc*                                           5,900        236,354
Entercom Communications Corp                                 4,243         41,072
F5 Networks Inc*                                            12,602        378,690
Foundry Networks Inc*                                       22,000        299,200
Getty Images Inc*                                            7,000        234,360
Harris Corp                                                 18,674      1,228,375
Harte-Hanks Inc                                              6,584         89,213
John Wiley & Sons Inc                                        6,500        307,125
Lamar Advertising Co*                                       11,300        472,905
Lee Enterprises Inc                                          5,807         39,488
McAfee Inc*                                                 23,335        845,894
Media General Inc                                            3,793         57,805
NetFlix Inc*                                                 6,400        194,304
NeuStar Inc*                                                11,300        264,307
Plantronics Inc                                              7,361        178,799
Polycom Inc*                                                12,723        317,057
RF Micro Devices Inc*                                       42,536        170,144
Scholastic Corp*                                             4,026        125,209
Telephone & Data Systems Inc                                15,293        729,017
Valueclick Inc*                                             14,400        289,584
                                                                    -------------
Total Communications                                                    8,067,096
                                                                    -------------

Consumer, Cyclical (11.04%)
99 Cents Only Stores*                                        7,381         61,779
Advance Auto Parts Inc                                      13,648        550,014
Aeropostale Inc*                                             9,678        338,149
Airtran Holdings Inc*                                       14,141         42,423
Alaska Air Group Inc*                                        5,445        106,341
American Eagle Outfitters Inc                               30,759        560,429
AnnTaylor Stores Corp*                                       8,787        240,588
ArvinMeritor Inc                                            11,108        166,287
Barnes & Noble Inc                                           7,063        215,492
BJ's Wholesale Club Inc*                                     9,426        372,233
Bob Evans Farms Inc                                          4,416        128,550
Borders Group Inc                                            9,465         58,115
BorgWarner Inc                                              16,754        866,349
Boyd Gaming Corp                                             8,237        131,380
Brinker International Inc                                   14,612        320,441
Callaway Golf Co                                             9,526        120,980
Carmax Inc*                                                 31,976        628,009
CBRL Group Inc                                               3,229         95,094
Charming Shoppes Inc*                                       18,600        108,066
Cheesecake Factory/The*                                      9,971        199,719
Chico's FAS Inc*                                            25,796        196,308
Chipotle Mexican Grill Inc*                                  4,700        433,810
Coldwater Creek Inc*                                         9,100         59,514
Collective Brands Inc*                                      10,016        113,481
Copart Inc*                                                 10,034        451,530
Dick's Sporting Goods Inc*                                  12,200        282,430
Dollar Tree Inc*                                            13,445        496,121
Fastenal Co                                                 18,038        891,799
Foot Locker Inc                                             22,693        331,545
Furniture Brands International Inc                           7,364        103,538
Guess? Inc                                                   8,000        326,640
Hanesbrands Inc*                                            14,000        462,000
Herman Miller Inc                                            8,188        203,062
HNI Corp                                                     6,707        168,212
Hovnanian Enterprises Inc*                                   5,759         45,266
Ingram Micro Inc*                                           21,500        389,795
International Speedway Corp                                  4,433        196,737
JetBlue Airways Corp*                                       27,500        109,175
Lear Corp*                                                  11,272        290,254
Life Time Fitness Inc*                                       4,900        196,098
Macrovision Solutions Corp                                   8,061        109,065
MDC Holdings Inc                                             5,100        207,213
Modine Manufacturing Co                                      5,317         83,690
Mohawk Industries Inc*                                       7,987        599,664
MSC Industrial Direct Co                                     7,000        381,500
NVR Inc*                                                       800        452,296
O'Reilly Automotive Inc*                                    16,898        441,883
Oshkosh Corp                                                10,900        440,469
Pacific Sunwear Of California*                              10,538        100,111
PetSmart Inc                                                18,889        442,758
Phillips-Van Heusen Corp                                     8,300        377,069
Regis Corp                                                   6,509        197,483
Ross Stores Inc                                             19,824        725,955
Ruby Tuesday Inc                                             8,522         63,745
Ryland Group Inc                                             6,133        170,497
Saks Inc*                                                   20,765        286,972
Scientific Games Corp*                                       9,500        307,135
Tech Data Corp*                                              7,852        287,305
Thor Industries Inc                                          5,115        137,900
Timberland Co*                                               6,982        128,539
Toll Brothers Inc*                                          18,642        392,787
Urban Outfitters Inc*                                       16,524        531,908
Warnaco Group Inc/The*                                       6,700        322,873
Williams-Sonoma Inc                                         12,864        327,003
                                                                    -------------
Total Consumer, Cyclical                                               18,573,573
                                                                    -------------

Consumer, Non-Cyclical (17.57%)
Advanced Medical Optics Inc*                                 8,744        211,780
Affymetrix Inc*                                             10,000        120,600
Alberto-Culver Co                                           12,400        327,732
American Greetings Corp                                      7,649        142,730
Apria Healthcare Group Inc*                                  6,272        105,683
Avis Budget Group Inc*                                      15,700        218,544
Beckman Coulter Inc                                          8,987        623,608
Blyth Inc                                                    3,497         68,052
Career Education Corp*                                      13,378        244,684
Cephalon Inc*                                                9,805        663,897
Charles River Laboratories International Inc*                9,919        637,593
ChoicePoint Inc*                                             9,810        477,551
Church & Dwight Co Inc                                       9,509        541,347
Community Health Systems Inc*                               13,998        504,348
Corinthian Colleges Inc*                                    12,215        156,352
Corn Products International Inc                             10,600        498,306
Corporate Executive Board Co/The                             5,200        234,884
Corrections Corp of America*                                18,200        469,196
Covance Inc*                                                 9,320        764,054
Deluxe Corp                                                  7,436        167,533
Dentsply International Inc                                  21,778        882,880
DeVry Inc                                                    8,801        502,097
Edwards Lifesciences Corp*                                   8,339        481,244
Endo Pharmaceuticals Holdings Inc*                          19,700        485,408
Gartner Inc*                                                 9,331        203,322
Gen-Probe Inc*                                               7,775        442,709
Hansen Natural Corp*                                         8,800        274,912
Health Management Associates Inc*                           35,600        276,256
Health Net Inc*                                             16,159        500,929
Henry Schein Inc*                                           12,892        718,342
Hillenbrand Inc                                              9,117        201,942
Hill-Rom Holdings Inc                                        9,117        280,348
Hologic Inc*                                                36,834        885,121
Hormel Foods Corp                                           10,348        391,051
Intuitive Surgical Inc*                                      5,551      1,629,717
Invitrogen Corp*                                            13,280        610,349
ITT Educational Services Inc*                                4,292        311,728
JM Smucker Co/The                                            7,968        420,631
Kelly Services Inc                                           3,406         71,526
Kindred Healthcare Inc*                                      4,400        121,396
Kinetic Concepts Inc*                                        7,900        343,097
Korn/Ferry International*                                    6,830        114,744
LifePoint Hospitals Inc*                                     8,193        262,094
Lincare Holdings Inc*                                       10,556        275,089
Manpower Inc                                                11,487        723,681
Medicis Pharmaceutical Corp                                  8,100        192,618
Metavante Technologies Inc*                                 12,600        320,796
MPS Group Inc*                                              13,786        158,263
Navigant Consulting Inc*                                     6,700        135,005
NBTY Inc*                                                    8,200        267,812
Omnicare Inc                                                17,830        436,478
Par Pharmaceutical Cos Inc*                                  5,482         99,992
PDL BioPharma Inc                                           17,208        176,382
PepsiAmericas Inc                                            8,793        214,285
Perrigo Co                                                  11,159        408,531
Pharmaceutical Product Development Inc                      15,300        676,413
Psychiatric Solutions Inc*                                   7,900        288,113
Quanta Services Inc*                                        25,028        801,897
Rent-A-Center Inc*                                           9,843        206,506
Resmed Inc*                                                 11,300        445,107
Rollins Inc                                                  6,276         99,851
Ruddick Corp                                                 5,308        188,593
Scotts Miracle-Gro Co/The                                    6,460        182,172
Sepracor Inc*                                               16,338        353,064
Service Corp International                                  37,700        403,390
Smithfield Foods Inc*                                       17,160        536,936
Sotheby's                                                    9,743        261,307
STERIS Corp                                                  8,896        269,104
Strayer Education Inc                                        2,100        419,790
Techne Corp*                                                 5,754        451,689
Tootsie Roll Industries Inc                                  4,252        108,979
Tupperware Brands Corp                                       8,857        339,223
United Rentals Inc*                                         11,043        227,375
Universal Corp                                               3,944        195,662
Universal Health Services Inc                                7,452        484,380
Valassis Communications Inc*                                 7,692        122,226
Valeant Pharmaceuticals International*                      13,317        217,999
VCA Antech Inc*                                             12,329        386,761
Vertex Pharmaceuticals Inc*                                 19,486        557,884
WellCare Health Plans Inc*                                   6,100        336,598
                                                                    -------------
Total Consumer, Non-Cyclical                                           29,560,268
                                                                    -------------

Energy (12.08%)
Arch Coal Inc                                               20,720      1,344,934
Bill Barrett Corp*                                           4,900        263,767
Cimarex Energy Co                                           11,900        810,866
Denbury Resources Inc*                                      35,264      1,197,564
Encore Acquisition Co*                                       7,700        514,283
Equitable Resources Inc                                     17,616      1,237,172
Exterran Holdings Inc*                                       9,391        690,426
FMC Technologies Inc*                                       18,720      1,345,032
Forest Oil Corp*                                            12,759        851,663
Frontier Oil Corp                                           14,900        448,639
Helmerich & Payne Inc                                       15,128        947,769
National Fuel Gas Co                                        12,202        735,903
National Oilwell Varco Inc*                                  8,113        675,975
Newfield Exploration Co*                                    18,936      1,197,513
Patterson-UTI Energy Inc                                    22,204        698,982
Pioneer Natural Resources Co                                17,230      1,236,942
Plains Exploration & Production Co*                         16,226      1,159,834
Pride International Inc*                                    24,080      1,058,075
Quicksilver Resources Inc*                                  14,768        537,998
Southwestern Energy Co*                                     49,200      2,181,527
Superior Energy Services Inc*                               11,800        633,542
Tidewater Inc                                                7,997        546,435
                                                                    -------------
Total Energy                                                           20,314,841
                                                                    -------------

Financial (13.97%)
Alexandria Real Estate Equities Inc                          4,700        490,210
AMB Property Corp                                           14,092        830,582
American Financial Group Inc                                10,282        306,609
AmeriCredit Corp*                                           16,693        226,858
Apollo Investment Corp                                      17,200        310,460
Arthur J Gallagher & Co                                     13,300        339,549
Associated Banc-Corp                                        18,623        508,594
Astoria Financial Corp                                      11,982        285,891
Bank of Hawaii Corp                                          6,921        374,426
BRE Properties Inc                                           7,400        358,604
Broadridge Financial Solutions Inc                          20,400        459,816
Brown & Brown Inc                                           16,664        324,448
Camden Property Trust                                        7,600        374,376
Cathay General Bancorp                                       7,300        112,274
City National Corp                                           5,950        287,980
Colonial BancGroup Inc/The                                  23,037        141,217
Commerce Group Inc                                           6,300        231,651
Cousins Properties Inc                                       5,500        145,585
Cullen/Frost Bankers Inc                                     8,558        478,392
Duke Realty Corp                                            21,400        549,552
Eaton Vance Corp                                            16,682        709,819
Equity One Inc                                               5,700        132,297
Everest Re Group Ltd                                         9,020        791,234
Federal Realty Investment Trust                              8,500        685,270
Fidelity National Financial Inc                             30,722        525,346
First American Corp                                         13,483        452,624
First Niagara Financial Group Inc                           15,434        218,700
FirstMerit Corp                                             11,623        234,901
Hanover Insurance Group Inc/The                              7,607        350,683
HCC Insurance Holdings Inc                                  16,592        395,056
Health Care REIT Inc                                        12,800        618,240
Highwoods Properties Inc                                     8,559        308,124
Horace Mann Educators Corp                                   5,862         95,492
Hospitality Properties Trust                                13,761        426,591
IndyMac Bancorp Inc                                         11,027         20,841
Jefferies Group Inc                                         16,328        293,904
Jones Lang LaSalle Inc                                       4,600        324,024
Liberty Property Trust                                      13,428        476,694
Mack-Cali Realty Corp                                        9,477        366,191
Mercury General Corp                                         5,100        259,386
Nationwide Health Properties Inc                            13,800        470,994
New York Community Bancorp Inc                              46,734        958,982
Old Republic International Corp                             33,795        508,615
PacWest Bancorp                                              3,700         77,996
PMI Group Inc/The                                           11,914         71,007
Protective Life Corp                                        10,318        433,150
Radian Group Inc                                            12,470         71,453
Raymond James Financial Inc                                 13,910        413,823
Realty Income Corp                                          14,800        362,600
Regency Centers Corp                                        10,159        675,472
StanCorp Financial Group Inc                                 7,234        397,798
SVB Financial Group*                                         4,820        247,025
Synovus Financial Corp                                      48,200        553,818
TCF Financial Corp                                          15,928        263,131
UDR Inc                                                     19,159        473,994
Unitrin Inc                                                  7,551        262,020
Waddell & Reed Financial Inc                                12,204        431,533
Washington Federal Inc                                      12,798        286,547
Webster Financial Corp                                       7,867        204,306
Weingarten Realty Investors                                 10,687        368,702
Westamerica Bancorporation                                   4,120        228,660
Wilmington Trust Corp                                        9,706        319,716
WR Berkley Corp                                             22,369        605,976
                                                                    -------------
Total Financial                                                        23,509,809
                                                                    -------------

Industrial (16.55%)
AGCO Corp*                                                  13,148        794,534
Alexander & Baldwin Inc                                      5,922        304,805
Alliance Data Systems Corp*                                 11,516        691,421
Alliant Techsystems Inc*                                     4,672        507,192
Ametek Inc                                                  15,640        802,332
Amphenol Corp                                               25,452      1,186,827
AptarGroup Inc                                              10,000        447,200
Arrow Electronics Inc*                                      17,683        542,161
Avnet Inc*                                                  21,998        649,381
BE Aerospace Inc*                                           13,600        475,320
Brink's Co/The                                               6,913        501,054
Carlisle Cos Inc                                             8,616        288,033
Commercial Metals Co                                        16,800        614,880
Con-way Inc                                                  6,652        324,684
Crane Co                                                     7,509        342,786
Donaldson Co Inc                                            10,128        521,389
DRS Technologies Inc                                         6,000        472,680
Dycom Industries Inc*                                        6,201        106,347
Energizer Holdings Inc*                                      8,389        684,459
Federal Signal Corp                                          7,404         99,806
Flowserve Corp                                               8,293      1,148,746
GATX Corp                                                    7,018        346,058
Gentex Corp                                                 21,170        371,745
Graco Inc                                                    8,849        357,500
Granite Construction Inc                                     4,696        171,216
Harsco Corp                                                 12,154        769,591
Hubbell Inc                                                  8,223        384,590
IDEX Corp                                                   11,900        462,196
JB Hunt Transport Services Inc                              12,352        430,344
Joy Global Inc                                              15,550      1,309,777
Kansas City Southern*                                       11,300        564,548
Kemet Corp*                                                 13,751         55,417
Kennametal Inc                                              11,054        427,237
Lancaster Colony Corp                                        3,189        104,504
Lincoln Electric Holdings Inc                                6,300        519,624
Martin Marietta Materials Inc                                5,976        697,339
Matthews International Corp                                  4,500        214,245
Mine Safety Appliances Co                                    4,300        177,332
Nordson Corp                                                 4,952        355,801
Overseas Shipholding Group Inc                               3,884        307,069
Packaging Corp of America                                   13,625        354,795
Pentair Inc                                                 14,595        546,291
Republic Services Inc                                       22,704        747,643
Roper Industries Inc                                        12,900        839,016
Sonoco Products Co                                          14,551        503,756
SPX Corp                                                     7,673      1,019,588
Stericycle Inc*                                             12,560        732,248
Teleflex Inc                                                 5,812        343,547
Timken Co                                                   14,000        512,820
Trinity Industries Inc                                      11,986        489,628
URS Corp*                                                   11,700        559,377
Varian Inc*                                                  4,471        248,096
Vishay Intertechnology Inc*                                 27,121        273,380
Wabtec Corp                                                  7,000        325,990
Werner Enterprises Inc                                       6,585        124,720
Worthington Industries Inc                                   9,693        193,278
YRC Worldwide Inc*                                           8,700        151,902
Zebra Technologies Corp*                                     9,584        360,358
                                                                    -------------
Total Industrial                                                       27,858,603
                                                                    -------------

Technology (8.17%)
ACI Worldwide Inc*                                           5,205         90,619
Activision Inc*                                             42,362      1,429,718
Acxiom Corp                                                  9,766        143,267
Advent Software Inc*                                         2,609        112,109
Atmel Corp*                                                 63,892        285,597
Cadence Design Systems Inc*                                 39,461        458,537
Cerner Corp*                                                 9,700        440,089
Cree Inc*                                                   12,481        317,267
CSG Systems International Inc*                               5,166         68,604
Cypress Semiconductor Corp*                                 21,979        612,775
Diebold Inc                                                  9,658        381,105
DST Systems Inc*                                             7,268        460,791
Dun & Bradstreet Corp                                        8,157        745,387
Fair Isaac Corp                                              7,398        186,947
Fairchild Semiconductor International Inc*                  18,260        273,900
Global Payments Inc                                         11,600        547,752
Imation Corp                                                 4,829        126,327
Integrated Device Technology Inc*                           27,877        314,453
International Rectifier Corp*                               10,655        246,983
Intersil Corp                                               18,284        509,575
Jack Henry & Associates Inc                                 11,501        273,724
Lam Research Corp*                                          17,954        730,728
Mentor Graphics Corp*                                       12,832        149,493
National Instruments Corp                                    8,425        267,578
NCR Corp*                                                   25,150        665,469
Palm Inc                                                    15,700         95,142
Parametric Technology Corp*                                 17,300        324,894
SEI Investments Co                                          18,522        446,751
Semtech Corp*                                                9,412        164,898
Silicon Laboratories Inc*                                    7,636        281,387
SRA International Inc*                                       6,300        148,554
Sybase Inc*                                                 13,171        421,735
Synopsys Inc*                                               20,475        539,516
TriQuint Semiconductor Inc*                                 21,558        143,576
Western Digital Corp*                                       32,267      1,210,981
Wind River Systems Inc*                                     11,457        123,965
                                                                    -------------
Total Technology                                                       13,740,193
                                                                    -------------

Utilities (6.85%)
AGL Resources Inc                                           11,246        401,482
Alliant Energy Corp                                         16,132        605,595
Aqua America Inc                                            19,521        333,419
Aquila Inc*                                                 56,770        216,294
Black Hills Corp                                             5,571        196,322
DPL Inc                                                     16,680        474,046
Energen Corp                                                10,300        771,985
Energy East Corp                                            23,242        588,255
Great Plains Energy Inc                                     12,668        332,282
Hawaiian Electric Industries Inc                            12,209        322,073
Idacorp Inc                                                  6,734        206,464
MDU Resources Group Inc                                     26,721        882,595
Northeast Utilities                                         22,762        594,316
NSTAR                                                       15,686        525,952
OGE Energy Corp                                             13,500        452,925
ONEOK Inc                                                   14,934        747,596
PNM Resources Inc                                           11,882        176,448
Puget Energy Inc                                            18,687        523,049
SCANA Corp                                                  16,841        675,998
Sierra Pacific Resources                                    34,319        465,709
Thomas & Betts Corp*                                         7,439        315,934
Vectren Corp                                                11,015        324,943
Westar Energy Inc                                           13,685        328,440
WGL Holdings Inc                                             7,205        251,382
Wisconsin Energy Corp                                       16,852        809,570
                                                                    -------------
Total Utilities                                                        11,523,074
                                                                    -------------

Total Common Stock (Cost $127,502,724)                                165,229,763
                                                                    -------------

Short-Term Investments (1.74%)

Money Fund (0.02%)
The United States Treasury Trust                            37,763         37,763

United States Treasury Bills (1.72%)                  Par Value
                                                    -------------
United States Treasury Bill 06/05/2008 (b)          $   1,600,000       1,599,787
United States Treasury Bill 07/24/2008                  1,300,000       1,296,616
                                                                    -------------
Total United States Treasury Bills                                      2,896,403
                                                                    -------------

Total Short-Term Investments (Cost $2,934,166)                          2,934,166
                                                                    -------------

Total Investments (Cost $130,436,890) (a) (99.94%)                    168,163,929
Other Net Assets (0.06%)                                                   96,360
                                                                    -------------
Net Assets (100.00%)                                                $ 168,260,289
                                                                    =============

* Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $130,436,890. At May 31, 2008, unrealized appreciation (depreciation)
of securities is as follows:

Unrealized appreciation                                             $  52,828,114
Unrealized depreciation                                               (15,101,075)
                                                                    -------------
Net unrealized appreciation (depreciation)                          $  37,727,039
                                                                    =============

(b) At May 31, 2008, certain United States
Treasury Bills with a market value of
$199,970 were pledged to cover margin
requirements for future contracts.

(c) Futures contracts at May 31, 2008:
Contracts-$100 times premium/delivery
month/ commitment

S&P Mini Mid Cap                                          Unrealized Appreciation
34/June 08/ Long                                                    $     135,655
                                                                    =============

S&P SMALLCAP INDEX FUND
PORTFOLIO OF INVESTMENTS, 5/31/2008 (UNAUDITED)
Common Stock (92.25%)

Basic Materials (2.93%)                                    Shares     Value
AMCOL International Corp                                    1,466  $     45,241
Arch Chemicals Inc                                          1,494        56,817
Brush Engineered Materials Inc*                             1,269        42,397
Buckeye Technologies Inc*                                   1,716        18,258
Cabot Microelectronics Corp*                                1,300        48,230
Century Aluminum Co*                                        1,651       120,523
Deltic Timber Corp                                            590        31,801
Georgia Gulf Corp                                           1,993         8,450
Gibraltar Industries Inc                                    1,600        25,808
HB Fuller Co                                                3,724        92,616
Material Sciences Corp*                                       683         5,266
NewMarket Corp                                                800        62,616
OM Group Inc*                                               1,855        80,655
Omnova Solutions Inc*                                       1,854         6,693
Penford Corp                                                  400         8,716
PolyOne Corp*                                               5,408        41,858
Quaker Chemical Corp                                          439        14,035
Rock-Tenn Co                                                2,117        75,556
RTI International Metals Inc*                               1,366        58,847
Schulman A Inc                                              1,547        34,947
Schweitzer-Mauduit International Inc                          770        15,708
Wausau Paper Corp                                           2,594        24,643
Zep Inc                                                     1,342        22,036
                                                                   ------------
Total Basic Materials                                                   941,717
                                                                   ------------

Communications (3.43%)
4Kids Entertainment Inc*                                      613         4,781
Adaptec Inc*                                                5,637        18,208
AH Belo Corp                                                1,000         9,500
Anixter International Inc*                                  1,885       122,544
Applied Signal Technology Inc                                 560         8,663
Arris Group Inc*                                            8,093        75,750
Audiovox Corp*                                              1,050        11,193
Black Box Corp                                                903        25,916
Blue Coat Systems Inc*                                      2,200        39,864
Blue Nile Inc*                                                800        42,648
Comtech Telecommunications Corp*                            1,300        60,190
Cybersource Corp*                                           3,957        76,805
DealerTrack Holdings Inc*                                   1,690        35,558
Ditech Networks Inc*                                        1,700         4,046
General Communication Inc*                                  2,942        21,653
Harmonic Inc*                                               4,854        46,695
Infospace Inc                                               1,900        17,347
inVentiv Health Inc*                                        1,900        62,130
j2 Global Communications Inc*                               2,976        78,924
Knot Inc/The*                                               1,600        18,576
Netgear Inc*                                                1,900        36,081
Network Equipment Technologies Inc*                         1,066         5,213
Newport Corp*                                               2,500        33,450
Novatel Wireless Inc*                                       1,500        15,465
PC-Tel Inc                                                    942         9,316
Perficient Inc*                                               900         9,549
Radio One Inc*                                              4,400         5,148
Secure Computing Corp*                                      3,100        16,523
Stamps.com Inc*                                             1,100        16,060
SYKES Enterprises Inc*                                      1,600        33,136
Symmetricom Inc*                                            2,100         8,841
Tollgrade Communications Inc*                                 630         3,352
Tronox Inc                                                  2,300         7,613
United Online Inc                                           3,500        42,805
Viasat Inc*                                                 1,352        29,122
Websense Inc*                                               2,754        48,443
                                                                   ------------
Total Communications                                                  1,101,108
                                                                   ------------

Consumer, Cyclical (12.53%)
Angelica Corp                                                 425         9,227
Arctic Cat Inc                                              1,013         8,013
Bassett Furniture Industries Inc                              556         6,666
Big 5 Sporting Goods Corp                                   1,300        11,687
Brightpoint Inc*                                            2,880        28,368
Brown Shoe Co Inc                                           2,695        45,519
Buffalo Wild Wings Inc*                                       600        19,770
Building Materials Holding Corp                             1,680         4,502
Cabela's Inc*                                               2,300        31,855
California Pizza Kitchen Inc*                               1,500        20,865
Casey's General Stores Inc                                  2,965        64,904
Cash America International Inc                              1,744        62,365
Cato Corp/The                                               1,862        28,805
CEC Entertainment Inc*                                      1,917        69,280
Champion Enterprises Inc*                                   4,414        36,857
Charlotte Russe Holding Inc*                                1,500        28,140
Childrens Place Retail Stores Inc/The*                      1,478        50,873
Christopher & Banks Corp                                    1,875        21,094
CKE Restaurants Inc                                         3,700        43,808
CROCS Inc*                                                  4,800        49,008
Deckers Outdoor Corp*                                         700        95,704
DineEquity Inc                                                898        42,107
Dress Barn Inc*                                             2,616        40,470
Ethan Allen Interiors Inc                                   1,913        53,641
Finish Line*                                                2,500        19,825
First Cash Financial Services Inc*                          1,500        23,085
Fleetwood Enterprises Inc*                                  3,730        15,517
Fred's Inc                                                  2,010        25,226
G&K Services Inc                                            1,371        47,971
Genesco Inc*                                                1,318        37,813
Group 1 Automotive Inc                                      1,453        37,836
Gymboree Corp*                                              1,669        77,008
Haverty Furniture Cos Inc                                   1,157        12,172
Hibbett Sports Inc*                                         1,704        35,818
HOT Topic Inc*                                              2,397        12,584
Iconix Brand Group Inc*                                     3,300        47,850
Insight Enterprises Inc*                                    2,982        39,959
Interface Inc                                               3,181        45,043
Jack in the Box Inc*                                        3,444        84,619
Jakks Pacific Inc*                                          1,604        37,854
Jo-Ann Stores Inc*                                          1,470        33,090
JOS A Bank Clothiers Inc*                                   1,150        31,280
K-Swiss Inc                                                 1,313        21,034
Landry's Restaurants Inc                                      826        13,555
La-Z-Boy Inc                                                2,673        16,974
Libbey Inc                                                    640         7,379
Lithia Motors Inc                                           1,000         6,830
LKQ Corp*                                                   6,500       144,040
Longs Drug Stores Corp                                      1,614        76,536
M/I Homes Inc                                                 700        12,019
Maidenform Brands Inc*                                      1,100        16,544
Marcus Corp                                                 1,435        24,725
MarineMax Inc*                                                800         7,832
Men's Wearhouse Inc                                         3,043        63,081
Meritage Homes Corp*                                        1,350        23,355
Mobile Mini Inc*                                            2,228        53,851
Monaco Coach Corp                                           1,505         6,893
Monarch Casino & Resort Inc*                                  600         8,310
Movado Group Inc                                            1,100        24,200
Multimedia Games Inc*                                       1,431         7,785
National Presto Industries Inc                                327        21,808
Nautilus Inc                                                1,674        11,266
O'Charleys Inc                                              1,466        16,273
Owens & Minor Inc                                           2,315       109,916
Oxford Industries Inc                                         832        22,747
Panera Bread Co*                                            1,947       101,127
Papa John's International Inc*                              1,264        37,200
PEP Boys-Manny Moe & Jack                                   3,075        27,614
PF Chang's China Bistro Inc*                                1,512        40,189
Pinnacle Entertainment Inc*                                 3,726        51,680
Polaris Industries Inc                                      2,204       105,175
Pool Corp                                                   3,136        64,633
Quiksilver Inc*                                             6,824        58,277
RC2 Corp*                                                   1,100        21,241
Red Robin Gourmet Burgers Inc*                                800        26,888
Ruth's Hospitality Group Inc*                               1,000         7,060
Scansource Inc*                                             1,286        38,529
School Specialty Inc*                                       1,075        33,744
Select Comfort Corp*                                        2,800         8,260
Shuffle Master Inc*                                         1,755        10,951
Skechers U.S.A. Inc*                                        1,900        45,695
Skyline Corp                                                  400        10,688
Skywest Inc                                                 3,479        53,785
Sonic Automotive Inc                                        1,573        29,336
Sonic Corp*                                                 3,769        72,289
Spartan Motors Inc                                          1,900        17,157
Stage Stores Inc                                            2,706        36,558
Standard Motor Products Inc                                   916         7,786
Standard Pacific Corp                                       3,990        12,529
Steak N Shake Co/The*                                       1,277         8,645
Stein Mart Inc                                              1,360         7,847
Superior Industries International Inc                       1,200        24,672
Texas Roadhouse Inc*                                        3,100        34,193
Toro Co                                                     2,494        97,466
Tractor Supply Co*                                          2,161        73,841
Triarc Cos Inc                                              3,965        27,874
Tuesday Morning Corp*                                       1,500         7,770
Tween Brands Inc*                                           1,767        35,093
Unifirst Corp                                                 800        38,400
United Stationers Inc*                                      1,437        60,843
Universal Electronics Inc*                                    800        20,336
Volcom Inc*                                                   800        20,264
Wabash National Corp                                        1,723        14,783
Watsco Inc                                                  1,366        63,519
Winnebago Industries                                        1,700        25,364
WMS Industries Inc*                                         2,167        80,266
Wolverine World Wide Inc                                    3,060        87,853
World Fuel Services Corp                                    1,600        38,544
Zale Corp*                                                  3,067        66,799
Zumiez Inc*                                                   600        12,576
                                                                   ------------
Total Consumer, Cyclical                                              4,020,370
                                                                   ------------

Consumer, Non-Cyclical (14.90%)
Aaron Rents Inc                                             3,047        68,222
Abaxis Inc*                                                 1,300        38,207
ABM Industries Inc                                          2,408        52,567
Administaff Inc                                             1,536        42,885
Alliance One International Inc*                             4,676        28,103
Alpharma Inc*                                               2,187        55,091
Amedisys Inc*                                               1,556        79,060
American Medical Systems Holdings Inc*                      4,020        60,742
AMERIGROUP Corp*                                            3,038        83,879
AMN Healthcare Services Inc*                                1,700        29,597
Amsurg Corp*                                                1,551        42,311
Andersons Inc/The                                           1,000        42,360
Arbitron Inc                                                1,587        79,128
Arqule Inc*                                                 1,302         5,573
Arthrocare Corp*                                            1,479        65,239
Bankrate Inc*                                                 500        25,250
Biolase Technology Inc*                                     1,245         4,046
Boston Beer Co Inc*                                           500        19,890
Bowne & Co Inc                                              1,795        27,589
Cambrex Corp*                                               1,239         7,620
CDI Corp                                                      607        17,300
Centene Corp*                                               2,478        52,311
Central Garden and Pet Co*                                  3,900        29,094
Chattem Inc*                                                1,200        74,652
Chemed Corp                                                 1,544        55,924
Coinstar Inc*                                               1,600        60,960
Conmed Corp*                                                1,525        40,702
Consolidated Graphics Inc*                                    696        38,231
Cooper Cos Inc/The                                          2,776       112,289
CPI Corp                                                      380         8,607
Cross Country Healthcare Inc*                               1,040        16,089
CryoLife Inc*                                               1,113        12,889
Cyberonics Inc*                                             1,199        21,258
Datascope Corp                                                759        32,424
Enzo Biochem Inc*                                           1,519        14,932
Flowers Foods Inc                                           4,336       121,972
Fossil Inc*                                                 2,520        79,909
Gentiva Health Services Inc*                                1,227        24,712
Gevity HR Inc                                               1,500        11,205
Great Atlantic & Pacific Tea Co*                            1,319        32,883
Haemonetics Corp*                                           1,591        89,669
Hain Celestial Group Inc*                                   2,470        71,062
Healthcare Services Group                                   2,550        44,982
HealthExtras Inc*                                           2,100        65,625
Healthways Inc*                                             1,971        63,663
Heidrick & Struggles International Inc                        972        27,848
HMS Holdings Corp*                                          1,200        24,276
ICU Medical Inc*                                              655        16,689
Idexx Laboratories Inc*                                     3,564       179,981
Immucor Inc*                                                3,940       105,710
Integra LifeSciences Holdings Corp*                         1,265        53,155
Invacare Corp                                               1,604        29,161
J&J Snack Foods Corp                                          834        24,228
Kendle International Inc*                                     700        26,453
Kensey Nash Corp*                                             574        16,864
Lance Inc                                                   1,952        40,816
LCA-Vision Inc                                              1,173         9,748
LHC Group Inc*                                                600        13,002
Live Nation Inc*                                            4,000        60,600
Mannatech Inc                                                 900         5,688
Martek Biosciences Corp*                                    1,900        71,744
MAXIMUS Inc                                                 1,113        40,925
Medcath Corp*                                                 800        17,360
Mentor Corp                                                 1,955        61,602
Meridian Bioscience Inc                                     2,300        67,459
Merit Medical Systems Inc*                                  1,295        20,616
Midas Inc*                                                    700        11,214
Molina Healthcare Inc*                                        800        24,128
Nash Finch Co                                                 581        22,217
Noven Pharmaceuticals Inc*                                  1,200        14,688
Odyssey HealthCare Inc*                                     1,878        20,489
On Assignment Inc*                                          2,167        18,073
Osteotech Inc*                                                821         5,025
Palomar Medical Technologies Inc*                           1,000        11,060
Parexel International Corp*                                 4,878       119,950
Pediatrix Medical Group Inc*                                2,814       151,477
Peet's Coffee & Tea Inc*                                      600        14,016
PetMed Express Inc*                                         1,300        18,135
PharmaNet Development Group Inc*                            1,139        19,226
PharMerica Corp*                                            1,800        36,846
Pre-Paid Legal Services Inc*                                  540        22,675
PSS World Medical Inc*                                      4,200        76,524
Ralcorp Holdings Inc*                                       1,500        90,000
Regeneron Pharmaceuticals Inc*                              4,056        80,714
RehabCare Group Inc*                                          746        12,660
Res-Care Inc*                                               1,200        22,884
Rewards Network Inc*                                        1,161         5,805
Russ Berrie & Co Inc*                                         958        11,582
Salix Pharmaceuticals Ltd*                                  2,700        20,736
Sanderson Farms Inc                                         1,018        50,829
Savient Pharmaceuticals Inc*                                2,760        73,526
Sciele Pharma Inc                                           2,100        46,011
Spartan Stores Inc                                          1,300        31,174
Spherion Corp*                                              3,098        15,583
Standard Register Co/The                                      613         7,282
Startek Inc*                                                  740         6,401
Sunrise Senior Living Inc*                                  2,800        74,144
SurModics Inc*                                                809        36,276
Symmetry Medical Inc*                                       2,200        32,582
Theragenics Corp*                                           1,389         5,459
TreeHouse Foods Inc*                                        1,600        41,808
TrueBlue Inc*                                               2,823        41,103
United Natural Foods Inc*                                   2,400        51,048
Universal Technical Institute Inc*                          1,300        16,796
USANA Health Sciences Inc*                                    500        12,725
Viad Corp                                                   1,109        36,575
Viropharma Inc*                                             3,700        35,483
Vital Signs Inc                                               495        28,111
Volt Information Sciences Inc*                                646         9,664
Watson Wyatt Worldwide Inc                                  2,452       143,614
WD-40 Co                                                      826        28,613
West Pharmaceutical Services Inc                            1,900        90,117
Wright Express Corp*                                        2,300        73,554
                                                                   ------------
Total Consumer, Non-Cyclical                                          4,783,230
                                                                   ------------

Energy (10.01%)
Atwood Oceanics Inc*                                        1,622       165,298
Basic Energy Services Inc*                                  1,300        37,401
Cabot Oil & Gas Corp                                        5,564       335,230
CARBO Ceramics Inc                                          1,024        48,835
Dril-Quip Inc*                                              1,600        93,344
Gulf Island Fabrication Inc                                   500        20,690
Headwaters Inc*                                             2,223        24,164
Helix Energy Solutions Group Inc*                           5,226       201,880
Hornbeck Offshore Services Inc*                             1,300        68,510
ION Geophysical Corp*                                       4,753        77,902
Lufkin Industries Inc                                         900        71,802
Massey Energy Co                                            4,594       296,864
Matrix Service Co*                                          1,500        36,165
NATCO Group Inc*                                            1,000        47,270
Oceaneering International Inc*                              3,160       225,497
Patriot Coal Corp*                                          1,600       173,008
Penn Virginia Corp                                          2,200       138,644
Petroleum Development Corp*                                   815        56,317
Petroquest Energy Inc*                                      2,500        55,375
Pioneer Drilling Co*                                        2,900        51,649
SEACOR Holdings Inc*                                        1,251       111,314
St Mary Land & Exploration Co                               3,828       195,074
Stone Energy Corp*                                          1,567       105,898
Superior Well Services Inc*                                   600        14,844
Swift Energy Co*                                            1,722        99,256
Tetra Technologies Inc*                                     4,434        95,420
Unit Corp*                                                  2,646       202,922
W-H Energy Services Inc*                                    1,908       163,191
                                                                   ------------
Total Energy                                                          3,213,764
                                                                   ------------

Financial (14.42%)
Acadia Realty Trust                                         1,700        42,058
Anchor Bancorp Wisconsin Inc                                1,149        16,120
Bank Mutual Corp                                            3,500        38,815
BankAtlantic Bancorp Inc                                    2,300         4,048
BankUnited Financial Corp                                   1,838         5,790
BioMed Realty Trust Inc                                     3,800        99,864
Boston Private Financial Holdings Inc                       2,301        19,397
Brookline Bancorp Inc                                       3,628        36,461
Cascade Bancorp                                             1,500        13,155
Central Pacific Financial Corp                              1,900        28,348
Colonial Properties Trust                                   2,886        69,408
Columbia Banking System Inc                                 1,100        29,403
Community Bank System Inc                                   1,600        38,608
Corus Bankshares Inc                                        1,800        10,350
Delphi Financial Group Inc                                  2,421        69,943
DiamondRock Hospitality Co                                  5,600        76,776
Dime Community Bancshares                                   1,914        34,797
Downey Financial Corp                                       1,234         8,292
East West Bancorp Inc                                       3,806        50,391
EastGroup Properties Inc                                    1,500        71,295
Entertainment Properties Trust                              1,484        81,694
Essex Property Trust Inc                                    1,474       176,099
Extra Space Storage Inc                                     3,800        63,270
Financial Federal Corp                                      1,588        38,573
First Bancorp                                               5,128        51,588
First Commonwealth Financial Corp                           4,000        44,880
First Financial Bancorp                                     1,700        19,363
First Midwest Bancorp Inc                                   3,089        80,623
FirstFed Financial Corp*                                    1,070        15,772
Flagstar Bancorp Inc                                        1,822         8,655
Forestar Real Estate Group Inc*                             2,000        50,000
Franklin Bank Corp*                                         1,200         1,224
Frontier Financial Corp                                     2,400        35,280
Glacier Bancorp Inc                                         2,850        59,109
Guaranty Financial Group Inc*                               2,000        12,600
Hancock Holding Co                                          1,400        62,286
Hanmi Financial Corp                                        2,300        14,720
Hilb Rogal & Hobbs Co                                       2,250        69,660
Home Properties Inc                                         1,900        97,280
Independent Bank Corp                                       1,154         6,936
Infinity Property & Casualty Corp                           1,100        44,352
Inland Real Estate Corp                                     3,700        58,090
Investment Technology Group Inc*                            2,751       115,816
Irwin Financial Corp                                          950         3,905
Kilroy Realty Corp                                          2,057       112,148
Kite Realty Group Trust                                     1,800        25,020
LaBranche & Co Inc*                                         3,500        23,450
LandAmerica Financial Group Inc                               971        28,916
Lexington Realty Trust                                      3,670        57,215
LTC Properties Inc                                          1,100        30,580
Medical Properties Trust Inc                                2,700        32,967
Mid-America Apartment Communities Inc                       1,600        89,568
Nara Bancorp Inc                                            1,163        14,793
National Retail Properties Inc                              4,052        92,021
National Penn Bancshares Inc                                4,600        78,752
Navigators Group Inc*                                         800        40,392
Old National Bancorp                                        3,800        66,424
optionsXpress Holdings Inc                                  2,500        57,100
Parkway Properties Inc                                        865        32,887
Philadelphia Consolidated Holding Co*                       3,590       133,728
Piper Jaffray Cos*                                          1,018        38,684
Portfolio Recovery Associates Inc*                          1,000        41,090
Presidential Life Corp                                      1,505        26,518
PrivateBancorp Inc                                          1,017        38,524
ProAssurance Corp*                                          1,896        97,132
Prosperity Bancshares Inc                                   1,900        60,686
Provident Bankshares Corp                                   1,986        18,986
PS Business Parks Inc                                         900        51,750
RLI Corp                                                    1,092        55,845
Safety Insurance Group Inc                                    800        30,928
SCPIE Holdings Inc*                                           473        13,055
Selective Insurance Group                                   3,244        70,979
Senior Housing Properties Trust                             5,400       119,934
Signature Bank*                                             1,700        48,518
South Financial Group Inc/The                               4,340        23,913
Sovran Self Storage Inc                                     1,159        51,216
Sterling Bancorp                                            1,000        14,670
Sterling Bancshares Inc                                     4,445        45,428
Sterling Financial Corp                                     2,838        25,201
Stewart Information Services Corp                             928        21,947
Susquehanna Bancshares Inc                                  4,963        95,538
SWS Group Inc                                               1,180        21,806
Tanger Factory Outlet Centers                               1,900        72,656
Tower Group Inc                                             1,200        31,284
Trustco Bank Corp NY                                        3,818        33,446
UCBH Holdings Inc                                           6,134        29,934
UMB Financial Corp                                          2,100       109,557
Umpqua Holdings Corp                                        3,893        54,268
United Bankshares Inc                                       2,234        63,423
United Community Banks Inc                                  2,000        20,920
United Fire & Casualty Co                                   1,200        43,308
Whitney Holding Corp                                        3,726        84,655
Wilshire Bancorp Inc                                          800         7,144
Wintrust Financial Corp                                     1,538        47,955
World Acceptance Corp*                                        952        42,097
Zenith National Insurance Corp                              2,073        83,646
                                                                   ------------
Total Financial                                                       4,627,696
                                                                   ------------

Industrial (20.55%)
AAR Corp*                                                   2,078        40,064
Acuity Brands Inc                                           2,685       142,976
Advanced Energy Industries Inc*                             2,153        34,104
Albany International Corp                                   1,699        58,802
AM Castle & Co                                                759        24,918
Analogic Corp                                                 900        60,318
AO Smith Corp                                               1,208        43,669
Apogee Enterprises Inc                                      1,775        42,139
Applied Industrial Technologies Inc                         2,236        61,512
Arkansas Best Corp                                          1,481        55,034
Astec Industries Inc*                                         914        35,564
Baldor Electric Co                                          2,589        91,133
Barnes Group Inc                                            2,470        78,892
Bel Fuse Inc                                                  579        15,164
Belden Inc                                                  2,764       115,784
Benchmark Electronics Inc*                                  4,408        78,330
Brady Corp                                                  3,344       129,446
Briggs & Stratton Corp                                      3,004        44,309
Bristow Group Inc*                                          1,461        76,366
C&D Technologies Inc*                                       1,187         7,336
Cascade Corp                                                  600        30,216
Ceradyne Inc*                                               1,721        74,227
Checkpoint Systems Inc*                                     2,228        57,861
Chesapeake Corp*                                            1,001         3,453
Clarcor Inc                                                 3,004       130,434
Cognex Corp                                                 2,720        75,779
CTS Corp                                                    1,721        18,724
Cubic Corp                                                    771        19,491
Curtiss-Wright Corp                                         2,554       131,556
Cymer Inc*                                                  2,086        64,499
Daktronics Inc                                              1,886        38,078
Dionex Corp*                                                1,077        78,535
Drew Industries Inc*                                        1,200        26,376
Electro Scientific Industries Inc*                          1,841        29,088
EMCOR Group Inc*                                            3,904       114,582
EnPro Industries Inc*                                       1,100        44,110
Esterline Technologies Corp*                                1,686       104,414
FARO Technologies Inc*                                      1,000        28,670
FEI Co*                                                     2,105        49,341
Flir Systems Inc*                                           8,100       319,301
Forward Air Corp                                            1,656        61,355
Gardner Denver Inc*                                         3,026       160,560
GenCorp Inc*                                                2,884        23,995
Gerber Scientific Inc*                                      1,029        10,300
Greatbatch Inc*                                             1,017        19,069
Griffon Corp*                                               1,420        12,837
Heartland Express Inc                                       3,131        48,217
HUB Group Inc*                                              2,500        90,200
Insituform Technologies Inc*                                1,227        22,626
Intevac Inc*                                                1,100        12,650
Itron Inc*                                                  1,870       182,475
Kaman Corp                                                  1,048        27,143
Kaydon Corp                                                 1,747       106,759
Keithley Instruments Inc                                      720         7,373
Kirby Corp*                                                 3,316       184,569
Knight Transportation Inc                                   3,384        61,792
Landstar System Inc                                         3,058       170,392
Lawson Products                                               456        11,851
Lennox International Inc                                    3,719       119,826
Lindsay Corp                                                  549        57,645
Littelfuse Inc*                                             1,432        54,115
LoJack Corp*                                                1,100        10,175
Lydall Inc*                                                   745        11,428
Magnetek Inc*                                               1,366         6,147
Methode Electronics Inc                                     1,654        18,922
Moog Inc*                                                   2,602       117,975
Mueller Industries Inc                                      2,095        74,980
Myers Industries Inc                                        1,536        18,662
NCI Building Systems Inc*                                   1,100        34,364
Neenah Paper Inc                                              750        15,938
Old Dominion Freight Line Inc*                              1,500        45,270
Orbital Sciences Corp*                                      3,300        85,668
Park Electrochemical Corp                                   1,018        30,082
Photon Dynamics Inc*                                          781         9,934
Planar Systems Inc*                                           664         2,204
Plexus Corp*                                                2,900        81,867
Quanex Building Products Corp                               2,196        38,650
Regal-Beloit Corp                                           1,874        87,141
Robbins & Myers Inc                                         1,932        78,227
Rogers Corp*                                                  850        33,312
Shaw Group Inc/The*                                         4,644       283,283
Simpson Manufacturing Co Inc                                2,290        60,410
Sonic Solutions Inc*                                        1,173        11,261
Spectrum Brands Inc*                                        2,267         9,431
Standex International Corp                                    564        11,647
Sturm Ruger & Co Inc*                                       1,292         9,871
Technitrol Inc                                              2,470        49,277
Teledyne Technologies Inc*                                  1,966       109,467
Tetra Tech Inc*                                             3,368        89,050
Texas Industries Inc                                        1,686       122,909
Tredegar Corp                                               1,471        21,491
Trimble Navigation Ltd*                                     7,300       290,832
Triumph Group Inc                                           1,014        63,061
TTM Technologies Inc*                                       2,500        36,400
Universal Forest Products Inc                               1,181        40,071
Valmont Industries Inc                                      1,024       117,596
Vicor Corp                                                  1,051        11,866
Waste Connections Inc*                                      4,258       139,790
Watts Water Technologies Inc                                1,855        52,608
Woodward Governor Co                                        3,474       139,898
X-Rite Inc*                                                 1,787         3,145
                                                                   ------------
Total Industrial                                                      6,594,654
                                                                   ------------

Technology (8.89%)
Actel Corp*                                                 1,218        20,889
Agilysys Inc                                                1,491        15,566
Allscripts Healthcare Solutions Inc*                        3,000        37,290
Ansoft Corp*                                                1,000        36,480
Ansys Inc*                                                  4,752       224,770
ATMI Inc*                                                   2,001        59,890
Avid Technology Inc*                                        2,399        51,483
Axcelis Technologies Inc*                                   5,102        29,132
Blackbaud Inc                                               2,700        63,882
Brooks Automation Inc*                                      4,331        44,133
CACI International Inc*                                     1,895        96,588
Captaris Inc*                                               1,544         6,732
Catapult Communications Corp*                                 597         4,400
Ciber Inc*                                                  2,938        20,625
Cohu Inc                                                      984        16,836
Concur Technologies Inc*                                    2,500        91,675
Digi International Inc*                                       989         8,921
Diodes Inc*                                                 1,650        46,580
DSP Group Inc*                                              1,496        12,477
Epicor Software Corp*                                       3,100        26,598
EPIQ Systems Inc*                                           1,281        21,124
Exar Corp*                                                  1,952        15,343
Factset Research Systems Inc                                2,334       151,033
Hutchinson Technology Inc*                                  1,338        19,267
Informatica Corp*                                           5,400        97,200
JDA Software Group Inc*                                     1,393        28,417
Kopin Corp*                                                 3,225         9,772
Kulicke & Soffa Industries Inc*                             2,607        18,458
Manhattan Associates Inc*                                   1,548        39,319
Mantech International Corp*                                   939        47,354
Mercury Computer Systems Inc*                               1,010         8,959
Micrel Inc                                                  3,300        31,680
Micros Systems Inc*                                         5,000       164,850
Microsemi Corp*                                             4,651       127,436
MKS Instruments Inc*                                        2,900        68,324
MTS Systems Corp                                            1,024        38,748
Omnicell Inc*                                               2,000        26,560
Pericom Semiconductor Corp*                                 1,192        22,338
Phase Forward Inc*                                          2,400        41,616
Phoenix Technologies Ltd*                                   1,166        12,476
Photronics Inc*                                             2,089        18,759
Progress Software Corp*                                     2,349        73,148
Quality Systems Inc                                           800        26,344
Radiant Systems Inc*                                        1,286        17,438
Radisys Corp*                                                 829         8,315
Rudolph Technologies Inc*                                   1,360        13,682
SI International Inc*                                         800        19,600
Skyworks Solutions Inc*                                     9,282        95,883
Smith Micro Software Inc*                                     900         7,596
SPSS Inc*                                                   1,104        43,464
Standard Microsystems Corp*                                 1,264        41,206
Stratasys Inc*                                              1,200        26,124
Supertex Inc*                                                 890        22,517
Synaptics Inc*                                              1,300        55,601
SYNNEX Corp*                                                  700        17,395
Take-Two Interactive Software Inc*                          4,154       112,449
THQ Inc*                                                    4,085        87,623
TradeStation Group Inc*                                     1,300        13,689
Tyler Technologies Inc*                                     2,000        31,520
Ultratech Inc*                                              1,126        18,027
Varian Semiconductor Equipment Associates Inc*              4,415       167,901
Veeco Instruments Inc*                                      1,520        29,230
                                                                   ------------
Total Technology                                                      2,852,732
                                                                   ------------

Utilities (4.59%)
Allete Inc                                                  1,480        65,742
American States Water Co                                    1,045        35,269
Atmos Energy Corp                                           5,438       148,947
Avista Corp                                                 3,283        69,698
Central Vermont Public Service Corp                           573        11,655
CH Energy Group Inc                                           808        30,607
Cleco Corp                                                  3,540        88,429
El Paso Electric Co*                                        2,842        61,416
Laclede Group Inc/The                                       1,063        42,520
New Jersey Resources Corp                                   3,221       107,292
Northwest Natural Gas Co                                    1,701        77,549
Piedmont Natural Gas Co                                     4,620       124,879
South Jersey Industries Inc                                 1,800        68,850
Southern Union Co                                           6,608       175,772
Southwest Gas Corp                                          2,579        80,413
UGI Corp                                                    6,110       164,848
UIL Holdings Corp                                           1,540        49,896
Unisource Energy Corp                                       2,052        69,583
                                                                   ------------
Total Utilities                                                       1,473,365
                                                                   ------------

Total Common Stock (Cost $24,435,703)                                29,608,636
                                                                   ------------

Preferred Stock (Cost $36,890) (0.08%)
Inverness Medical                                              97        25,123
                                                                   ------------

Corporate Bond (Cost $15,000) (0.04%)                Par Value
                                                    ------------
Mueller Industry 11/01/2014 6.00%                   $     15,000         13,275
                                                                   ------------

Short-Term Investments (7.59%)

Money Fund (0.12%)
The United States Treasury Trust                          40,532         40,532

United States Treasury Bills (7.47%)                 Par Value
                                                    ------------
United States Treasury Bill 06/05/2008 (b)          $  1,800,000      1,799,746
United States Treasury Bill 07/24/2008                   600,000        598,435
                                                                   ------------
Total United States Treasury Bills                                    2,398,181
                                                                   ------------

Total Short-Term Investments (Cost $2,438,713)                        2,438,713
                                                                   ------------

Total Investments (Cost $26,926,306) (a) (99.96%)                    32,085,747
Other Net Assets (0.04%)                                                 11,760
                                                                   ------------
Net Assets (100.00%)                                               $ 32,097,507
                                                                   ============

* Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $26,926,306. At May 31, 2008, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation                                            $  9,722,804
Unrealized depreciation                                              (4,563,363)
                                                                   ------------
Net unrealized appreciation (depreciation)                         $  5,159,441
                                                                   ============

(b) At May 31, 2008, certain United States
Treasury Bills with a market value of
$199,970 were pledged to cover margin requirements for future contracts.

(c) Futures contracts at May 31, 2008:
Contracts-$100 times premium/delivery
month/ commitment

Russell 2000 Mini                                       Unrealized Appreciation
31/June 08/ Long                                                   $    202,718
                                                                   ============

EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS, 5/31/2008 (UNAUDITED)
Common Stock (92.46%)

Basic Materials (4.78%)                                   Shares      Value

Chemicals (2.31%)
Praxair Inc                                                4,592   $    436,516
Sherwin-Williams Co/The                                    1,746         98,038
                                                                   ------------
                                                                        534,554
                                                                   ------------

Forest Products & Paper (1.24%)
Plum Creek Timber Co Inc                                   6,150        286,898

Mining (1.23%)
Alcoa Inc                                                  7,050        286,160

                                                                   ------------
Total Basic Materials                                                 1,107,612
                                                                   ------------

Communications (4.63%)

Media (2.35%)
McGraw-Hill Cos Inc/The                                   13,178        546,755

Telecommunications (2.28%)
AT&T Inc                                                  13,244        528,436

                                                                   ------------
Total Communications                                                  1,075,191
                                                                   ------------

Consumer, Cyclical (10.02%)

Apparel (0.28%)
Liz Claiborne Inc                                          3,736         65,231

Auto Manufacturers (1.75%)
Ford Motor Co*                                            59,500        404,600

Home Furnishings (0.27%)
Leggett & Platt Inc                                        3,325         63,508

Retail (7.72%)
McDonald's Corp                                           15,268        905,697
Ross Stores Inc                                            3,692        135,201
Sears Holdings Corp*                                         717         60,744
Starbucks Corp*                                            5,000         90,950
Target Corp                                                6,939        370,265
TJX Cos Inc                                                7,050        226,023
                                                                   ------------
                                                                      1,788,880
                                                                   ------------

                                                                   ------------
Total Consumer, Cyclical                                              2,322,219
                                                                   ------------

Consumer, Non-Cyclical (21.16%)

Agriculture (2.23%)
Altria Group Inc                                           2,500         55,650
Reynolds American Inc                                      5,992        329,081
Philip Morris International Inc*                           2,500        131,650
                                                                   ------------
                                                                        516,381
                                                                   ------------

Beverages (4.51%)
Anheuser-Busch Cos Inc                                     3,736        214,671
Coca-Cola Co/The                                          14,500        830,270
                                                                   ------------
                                                                      1,044,941
                                                                   ------------

Commercial Services (1.90%)
Moody's Corp                                               5,092        188,811
Western Union Co/The                                      10,609        250,797
                                                                   ------------
                                                                        439,608
                                                                   ------------

Cosmetics / Personal Care (1.10%)
Procter & Gamble Co                                        3,880        256,274

Food (3.06%)
Kraft Foods Inc                                            4,384        142,392
Sara Lee Corp                                             15,200        209,456
Tyson Foods Inc                                           19,072        359,316
                                                                   ------------
                                                                        711,164
                                                                   ------------

Healthcare-Products (3.37%)
Baxter International Inc                                  12,811        782,752

Healthcare-Services (1.75%)
Aetna Inc                                                  8,584        404,821

Household Products / Wares (0.64%)
Fortune Brands Inc                                         2,146        149,104

Pharmaceuticals (2.60%)
AmerisourceBergen Corp                                     6,906        285,425
Merck & Co Inc                                             1,200         46,752
Pfizer Inc                                                13,900        269,104
                                                                   ------------
                                                                        601,281
                                                                   ------------

                                                                   ------------
Total Consumer, Non-Cyclical                                          4,906,326
                                                                   ------------

Energy (14.50%)

Oil & Gas (12.65%)
Apache Corp                                                1,126        150,952
Chevron Corp                                               3,840        380,736
ConocoPhillips                                             5,348        497,899
Devon Energy Corp                                          5,852        678,481
ENSCO International Inc                                    4,170        299,531
Exxon Mobil Corp                                           7,736        686,647
Transocean Inc*                                            1,581        237,450
                                                                   ------------
                                                                      2,931,696
                                                                   ------------

Oil & Gas Services (1.85%)
Baker Hughes Inc                                           2,780        246,364
Tidewater Inc                                              2,680        183,124
                                                                   ------------
                                                                        429,488
                                                                   ------------

                                                                   ------------
Total Energy                                                          3,361,184
                                                                   ------------

Financial (18.66%)

Banks (8.18%)
Bank of America Corp                                      19,016        646,734
Fifth Third Bancorp                                        9,523        178,080
SunTrust Banks Inc                                         7,602        396,900
Wells Fargo & Co                                          24,494        675,300
                                                                   ------------
                                                                      1,897,014
                                                                   ------------

Diversified Financial Services (3.10%)
Citigroup Inc                                             20,811        455,553
Franklin Resources Inc                                     2,600        263,172
                                                                   ------------
                                                                        718,725
                                                                   ------------

Insurance (7.38%)
American International Group Inc                           5,225        188,100
Arthur J Gallagher & Co                                    7,700        196,581
Fidelity National Financial Inc                            4,559         77,959
Marsh & McLennan Cos Inc                                  13,700        373,051
MetLife Inc                                                7,328        439,900
StanCorp Financial Group Inc                               6,950        382,181
XL Capital Ltd                                             1,501         52,400
                                                                   ------------
                                                                      1,710,172
                                                                   ------------

                                                                   ------------
Total Financial                                                       4,325,911
                                                                   ------------

Industrial (5.52%)

Aerospace / Defense (0.03%)
Raytheon Co (Warrant)                                        220          5,907

Building Materials (0.30%)
Masco Corp                                                 3,804         70,526

Hand / Machine Tools (0.58%)
Stanley Works/The                                          2,780        135,052

Machinery - Construction & Mining (1.89%)
Caterpillar Inc                                            5,292        437,331

Metal Fabricate / Hardware (0.90%)
Worthington Industries Inc                                10,400        207,376

Miscellaneous Manufacturing (1.82%)
3M Co                                                      3,212        249,123
ITT Corp                                                   2,634        173,844
                                                                   ------------
                                                                        422,967
                                                                   ------------

                                                                   ------------
Total Industrial                                                      1,279,159
                                                                   ------------

Technology (7.11%)

Computers (3.01%)
Dell Inc*                                                 12,249        282,462
Diebold Inc                                                2,146         84,681
Hewlett-Packard Co                                         7,050        331,773
                                                                   ------------
                                                                        698,916
                                                                   ------------
Office / Business Equipment (0.36%)
Pitney Bowes Inc                                           2,280         82,787

Semiconductors (2.49%)
Intel Corp                                                24,863        576,324

Software (1.25%)
Fidelity National Information Services Inc                 2,008         80,882
Microsoft Corp                                             7,373        208,803
                                                                   ------------
                                                                        289,685
                                                                   ------------

                                                                   ------------
Total Technology                                                      1,647,712
                                                                   ------------

Utilities (6.08%)

Electric (6.08%)
Consolidated Edison Inc                                    7,700        318,010
Duke Energy Corp                                           9,200        170,016
Entergy Corp                                               2,146        259,172
Exelon Corp                                                3,846        338,448
Progress Energy Inc                                        1,979         84,622
SCANA Corp                                                 6,000        240,840
                                                                   ------------
                                                                      1,411,108
                                                                   ------------

                                                                   ------------
Total Utilities                                                       1,411,108
                                                                   ------------

Total Common Stock (Cost $17,876,508)                                21,436,422
                                                                   ------------

Short-Term Investments (7.57%)

Money Fund (0.25%)
The United States Treasury Trust                          57,892         57,892

United States Treasury Bills (7.32%)                 Par Value
                                                    ------------
United States Treasury Bill 06/05/2008 (b)          $    400,000        399,949
United States Treasury Bill 07/24/2008                 1,300,000      1,296,917
                                                                   ------------
Total United States Treasury Bills                                    1,696,866
                                                                   ------------

Total Short-Term Investments (Cost $1,754,758)                        1,754,758
                                                                   ------------

Total Investments (Cost $19,631,266) (a) (100.03%)                   23,191,180
Other Net Liabilities (-0.03%)                                           (7,258)
                                                                   ------------
Net Assets (100.00%)                                               $ 23,183,922
                                                                   ============

* Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $19,631,266. At May 31, 2008, unrealized appreciation (depreciation)
of securities is as follows:

Unrealized appreciation                                            $  6,164,475
Unrealized depreciation                                              (2,604,561)
                                                                   ------------
Net unrealized appreciation (depreciation)                         $  3,559,914
                                                                   ============

(b) At May 31, 2008, certain United States
Treasury Bills with a market value of
$199,970 were pledged to cover margin
requirements for future contracts.

(c) Futures contracts at May 31, 2008:
Contracts-$250 times premium/delivery
month/ commitment

S&P 500 Index                                           Unrealized Appreciation
4/June 08/ Long                                                    $     10,082
                                                                   ============

EUROPEAN GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS, 5/31/2008 (UNAUDITED)
Common Stock (94.69%)

Basic Materials (6.74%)                                  Shares       Value

Chemicals (2.63%)
Arkema ADR                                                   148   $      9,413
BASF SE ADR                                                1,744        261,077
Bayer AG ADR                                               1,515        134,744
                                                                   ------------
                                                                        405,234
                                                                   ------------

Mining (4.11%)
Anglo American PLC ADR                                     3,320        113,810
BHP Billiton Ltd ADR                                       1,000         84,340
Rio Tinto PLC ADR                                            900        434,700
                                                                   ------------
                                                                        632,850
                                                                   ------------

                                                                   ------------
Total Basic Materials                                                 1,038,084
                                                                   ------------

Communications (14.76%)

Telecommunications (14.76%)
Alcatel-Lucent ADR*                                        1,772         13,308
BT Group PLC ADR                                           2,960        130,270
Deutsche Telekom AG ADR                                   10,725        179,537
France Telecom SA ADR                                      6,500        199,160
Nokia OYJ ADR                                             15,928        452,355
Telecom Italia SpA ADR                                     2,947         64,775
Telefonaktiebolaget LM Ericsson ADR                        5,494        148,558
Telefonica SA ADR                                          5,265        452,948
Vodafone Group PLC ADR                                    19,733        633,231
                                                                   ------------
Total Communications                                                  2,274,142
                                                                   ------------

Consumer, Cyclical (1.74%)

Auto Manufacturers (1.74%)
Daimler AG ADR                                             3,535        268,766

                                                                   ------------
Total Consumer, Cyclical                                                268,766
                                                                   ------------

Consumer, Non-Cyclical (17.15%)

Beverages (1.19%)
Diageo PLC ADR                                             2,335        183,578

Cosmetics / Personal Care (0.63%)
L'Oreal SA ADR                                             4,005         96,921

Food (5.35%)
Nestle SA ADR                                              4,965        611,440
Unilever NV ADR                                            6,508        213,202
                                                                   ------------
                                                                        824,642
                                                                   ------------

Pharmaceuticals (9.98%)
AstraZeneca PLC ADR                                        5,198        227,101
GlaxoSmithKline PLC ADR                                   10,088        449,219
Novartis AG ADR                                            9,157        479,369
Roche Holding AG ADR                                       4,416        381,984
                                                                   ------------
                                                                      1,537,673
                                                                   ------------

                                                                   ------------
Total Consumer, Non-Cyclical                                          2,642,814
                                                                   ------------

Energy (17.75%)

Oil & Gas (17.75%)
BP PLC ADR                                                10,776        781,368
ENI SpA ADR                                                4,332        353,448
Royal Dutch Shell A PLC ADR                                6,720        574,492
Royal Dutch Shell B PLC ADR                                3,435        287,613
Total SA ADR                                               8,458        738,045
                                                                   ------------
Total Energy                                                          2,734,966
                                                                   ------------

Financial (27.04%)

Banks (20.27%)
ABN AMRO Holding NV ADR                                    6,467        394,487
Banco Bilbao Vizcaya Argentaria SA ADR                    13,679        305,178
Banco Santander SA ADR                                    22,858        477,732
Barclays PLC ADR                                           8,051        240,966
BNP Paribas ADR                                            5,452        280,778
Credit Suisse Group AG ADR                                 3,753        190,990
Deutsche Bank AG ADR                                       1,796        191,220
HSBC Holdings PLC ADR                                      8,265        695,995
Lloyds TSB Group PLC ADR                                   5,255        160,961
UBS AG ADR*                                                7,402        175,131
UBS AG ADR (Rights)*                                       7,402          8,808
                                                                   ------------
                                                                      3,122,246
                                                                   ------------

Insurance (6.77%)
Aegon NV ADR                                               3,110         47,396
Allianz SE ADR                                            15,257        288,815
AXA ADR                                                    6,484        229,404
ING Groep NV ADR                                           8,132        310,805
Prudential PLC ADR                                         2,089         55,254
Swiss Reinsurance ADR                                        960         74,448
Zurich Financial Services AG ADR                           1,265         36,875
                                                                   ------------
                                                                      1,042,997
                                                                   ------------

                                                                   ------------
Total Financial                                                       4,165,243
                                                                   ------------

Industrial (3.22%)

Electronics (0.97%)
Koninklijke Philips Electronics NV ADR                     3,884        149,262

Miscellaneous Manufacturing (2.25%)
Siemens AG ADR                                             3,035        345,353

                                                                   ------------
Total Industrial                                                        494,615
                                                                   ------------

Technology (1.19%)

Software (1.19%)
SAP AG ADR                                                 3,367        183,838

                                                                   ------------
Total Technology                                                        183,838
                                                                   ------------

Utilities (5.10%)

Electric (3.19%)
E.ON AG ADR                                                6,935        491,345

Water (1.91%)
Suez SA ADR                                                3,937        293,110

                                                                   ------------
Total Utilities                                                         784,455
                                                                   ------------

Total Common Stock (Cost $11,032,424)                                14,586,923
                                                                   ------------

Short-Term Investments (4.50%)

Money Fund (0.62%)
The United States Treasury Trust                          95,454         95,454

United States Treasury Bills (3.88%)                  Par Value
                                                    ------------
United States Treasury Bill 06/05/2008              $    100,000         99,986
United States Treasury Bill 07/24/2008                   500,000        498,771
                                                                   ------------
Total United States Treasury Bills                                      598,757
                                                                   ------------

Total Short-Term Investments (Cost $694,211)                            694,211
                                                                   ------------

Total Investments (Cost $11,726,635) (a) (99.19%)                    15,281,134
Other Net Assets (0.81%)                                                123,291
                                                                   ------------
Net Assets (100.00%)                                               $ 15,404,425
                                                                   ============

* Non-Income Producing Security

(a) Aggregate cost for federal income
tax purpose is $11,727,195.  At May 31, 2008
unrealized appreciation (depreciation)
of securities is as follows:

Unrealized appreciation                                            $  4,268,292
Unrealized depreciation                                                (714,353)
                                                                   ------------
Net unrealized appreciation (depreciation)                         $  3,553,939
                                                                   ============

NASDAQ 100 INDEX FUND
PORTFOLIO OF INVESTMENTS, 5/31/2008 (UNAUDITED)
Common Stock (96.02%)

Basic Materials (0.83%)                                Shares          Value

Sigma-Aldrich Corp                                         1,436   $     84,379
Steel Dynamics Inc                                         2,400         86,640
                                                                   ------------
Total Basic Materials                                                   171,019
                                                                   ------------

Communications (27.78%)
Akamai Technologies Inc*                                   1,800         70,290
Amazon.com Inc*                                            3,246        264,939
Baidu.com*                                                   300        103,518
Check Point Software Technologies*                         2,506         62,224
Cisco Systems Inc*                                        25,180        672,810
Comcast Corp                                              16,944        381,240
Discovery Holding Co*                                      2,767         72,468
DISH Network Corp*                                         2,514         88,267
eBay Inc*                                                 11,739        352,287
Expedia Inc*                                               3,216         77,988
Focus Media Holding Ltd*                                   1,200         48,348
Google Inc*                                                1,664        974,771
IAC/InterActiveCorp*                                       3,402         76,715
Juniper Networks Inc*                                      3,939        108,401
Lamar Advertising Co*                                        915         38,293
Leap Wireless International Inc*                             800         45,968
Level 3 Communications Inc*                               17,400         59,682
Liberty Global Inc*                                        2,212         79,300
Liberty Media Corp - Interactive*                          6,500        110,435
Millicom International Cellular SA                         1,100        127,446
Monster Worldwide Inc*                                     1,518         37,479
NII Holdings Inc*                                          1,993        100,049
QUALCOMM Inc                                              22,954      1,114,187
Sirius Satellite Radio Inc*                               18,479         46,567
Symantec Corp*                                            10,573        229,751
Tellabs Inc*                                               2,893         15,738
VeriSign Inc*                                              2,414         96,657
Virgin Media Inc                                           4,192         65,772
Yahoo! Inc*                                                7,488        200,379
                                                                   ------------
Total Communications                                                  5,721,969
                                                                   ------------

Consumer, Cyclical (6.98%)
Bed Bath & Beyond Inc*                                     4,144        132,028
Cintas Corp                                                2,196         64,826
Costco Wholesale Corp                                      2,704        192,849
Fastenal Co                                                1,708         84,444
PACCAR Inc                                                 4,800        256,272
PetSmart Inc                                               1,528         35,816
Ryanair Holdings PLC*                                      1,300         34,255
Sears Holdings Corp*                                       1,669        141,398
Staples Inc                                                5,531        129,702
Starbucks Corp*                                           11,806        214,751
UAL Corp                                                   1,300         11,102
Wynn Resorts Ltd                                           1,400        140,042
                                                                   ------------
Total Consumer, Cyclical                                              1,437,485
                                                                   ------------

Consumer, Non-Cyclical (14.37%)
Amgen Inc*                                                 5,913        260,349
Amylin Pharmaceuticals Inc*                                1,500         47,655
Apollo Group Inc*                                          1,998         95,484
Biogen Idec Inc*                                           3,654        229,289
Celgene Corp*                                              4,400        267,784
Cephalon Inc*                                                800         54,168
Dentsply International Inc                                 1,688         68,432
Express Scripts Inc*                                       2,588        186,621
Genzyme Corp*                                              3,871        265,009
Gilead Sciences Inc*                                      10,622        587,609
Hansen Natural Corp*                                       1,100         34,364
Henry Schein Inc*                                          1,000         55,720
Hologic Inc*                                               3,000         72,090
Intuitive Surgical Inc*                                      400        117,436
Patterson Cos Inc*                                         1,604         54,552
Paychex Inc                                                4,133        142,795
Teva Pharmaceutical Industries Ltd                         7,234        330,811
Vertex Pharmaceuticals Inc*                                1,600         45,808
Whole Foods Market Inc                                     1,538         44,602
                                                                   ------------
Total Consumer, Non-Cyclical                                          2,960,578
                                                                   ------------

Industrial (3.63%)
CH Robinson Worldwide Inc                                  1,946        125,517
Expeditors International of Washington Inc                 2,400        112,992
Flextronics International Ltd*                             8,618         92,299
Foster Wheeler Ltd*                                        1,800        137,106
Garmin Ltd                                                 2,380        115,787
Joy Global Inc                                             1,200        101,076
Stericycle Inc*                                            1,100         64,130
                                                                   ------------
Total Industrial                                                        748,907
                                                                   ------------

Technology (42.43%)
Activision Inc*                                            3,049        102,904
Adobe Systems Inc*                                         6,540        288,152
Altera Corp                                                5,469        126,553
Apple Inc*                                                14,148      2,670,434
Applied Materials Inc                                      8,312        164,661
Autodesk Inc*                                              2,800        115,248
Broadcom Corp*                                             5,036        144,483
Cadence Design Systems Inc*                                3,230         37,533
Citrix Systems Inc*                                        2,599         88,964
Cognizant Technology Solutions Corp*                       3,300        116,424
Dell Inc*                                                  9,557        220,384
Electronic Arts Inc*                                       3,704        185,941
Fiserv Inc*                                                2,373        124,250
Infosys Technologies Ltd                                   1,300         63,843
Intel Corp                                                23,806        551,823
Intuit Inc*                                                4,844        140,282
KLA-Tencor Corp                                            2,582        119,082
Lam Research Corp*                                         1,471         59,870
Linear Technology Corp                                     3,449        126,820
Logitech International SA*                                 2,100         69,153
Marvell Technology Group Ltd*                              6,590        114,402
Microchip Technology Inc                                   2,116         77,953
Microsoft Corp                                            37,410      1,059,451
NetApp Inc*                                                4,214        102,737
Nvidia Corp*                                               6,297        155,536
Oracle Corp*                                              24,782        566,021
Research In Motion Ltd*                                    6,489        901,127
SanDisk Corp*                                              2,424         68,623
Sun Microsystems Inc*                                      4,209         54,507
Xilinx Inc                                                 4,558        123,978
                                                                   ------------
Total Technology                                                      8,741,139
                                                                   ------------

Total Common Stock (Cost $14,894,712)                                19,781,097
                                                                   ------------

Short-Term Investments (3.95%)

Money Fund (0.07%)
The United States Treasury Trust                          14,474         14,474

United States Treasury Bills (3.88%)                  Par Value
                                                    ------------
United States Treasury Bill 06/05/2008 (b)          $    400,000        399,945
United States Treasury Bill 07/24/2008                   400,000        399,013
                                                                   ------------
Total United States Treasury Bills                                      798,958
                                                                   ------------

Total Short-Term Investments (Cost $813,432)                            813,432
                                                                   ------------

Total Investments (Cost $15,708,144) (a) (99.97%)                    20,594,529
Other Net Assets (0.03%)                                                  5,619
                                                                   ------------
Net Assets (100.00%)                                               $ 20,600,148
                                                                   ============

* Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $15,814,693. At May 31, 2008, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation                                            $  6,760,176
Unrealized depreciation                                              (1,980,340)
                                                                   ------------
Net unrealized appreciation (depreciation)                         $  4,779,836
                                                                   ============

(b) At May 31, 2008, certain United States
Treasury Bills with a market value of
$99,985 were pledged to cover margin
requirements for future contracts.

(c) Futures contracts at May 31, 2008:
Contracts-$100 times premium/delivery
month/ commitment

Nasdaq 100 Stock Index                                  Unrealized Appreciation
3/June 08/ Long                                                    $     84,951
                                                                   ============

Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation, in connection with the preparations of this Quarterly Schedule of Portfolio of Investments.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


California Investment Trust


By /s/ Stephen C. Rogers
-------------------------------------
       Stephen C. Rogers,
President (as Principal Executive Officer)

Date July 29, 2008


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Stephen C. Rogers
-------------------------------------
       Stephen C. Rogers,
President (as Principal Executive Officer)

Date July 29, 2008


By /s/ Christopher P. Browne
-------------------------------------
       Christopher P. Browne
Treasurer (as Principal Financial Officer)

Date July 29, 2008